UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140
                                                     ---------

                       Phoenix Institutional Mutual Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            GREENFIELD, MA 01301-9668
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)


                  Kevin J. Carr, Esq.
         Vice President, Chief Legal Officer,          John H. Beers, Esq.
         Counsel and Secretary for Registrant      Vice President and Counsel
            Phoenix Life Insurance Company       Phoenix Life Insurance Company
                   One American Row                     One American Row
                Hartford, CT 06103-2899              Hartford, CT 06103-2899
         ----------------------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (800) 814-1897


                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2006
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                          PHOENIX [LOGO OMITTED]

--------------------------------------------------------------------------------

                                                                   ANNUAL REPORT

Phoenix Institutional Bond Fund

Phoenix Low-Duration Core Plus Bond Fund

                           |                   | WOULDN'T YOU RATHER HAVE THIS
                           |                   | DOCUMENT E-MAILED TO YOU?
                           |                   | ELIGIBLE SHAREHOLDERS CAN SIGN
TRUST NAME: PHOENIX        |                   | UP FOR E-DELIVERY AT
INSTITUTIONAL MUTUAL FUNDS | December 31, 2006 | PHOENIXFUNDS.COM
--------------------------------------------------------------------------------

      --------------------------------------------------------------------
      Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
      --------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Institutional Mutual Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

[PHOTO OMITTED]

      We are pleased to provide this report for the fiscal year ended December 31, 2006. It includes valuable information about your Phoenix mutual fund(s)--such as performance- and fee-related data and information about each fund's portfolio holdings and transactions for the reporting period. The report also provides commentary from your fund's management team with respect to the fund's performance, its investment strategies, and how the fund performed against the broader market.

      At Phoenix, we strive to provide investors with CHOICE. Our multi-manager approach provides individual investors with access to a variety of investment managers, including some they might otherwise not have access to--managers who are usually available only to larger institutional investors. I am pleased that our fund family, PhoenixFunds, can offer you the ability to invest in funds offered by 15 different management teams, including both Phoenix affiliates and outside sub-advisers.

      We also make diversification easy, with a wide array of investment options--including numerous equity, fixed income and money market funds. For those looking to simplify the investment selection process, we offer Phoenix PHOLIOs(SM) (Phoenix Lifecycle Investment Options). Each PHOLIO is a broadly diversified portfolio of mutual funds that enables investors to gain exposure to a variety of investment options (such as equity, international/global, balanced, alternative and fixed income). Phoenix PHOLIOs were designed to help investors stay on track over time, with a targeted asset allocation mix that is rebalanced regularly.

      Because we offer such an extensive selection of investment options, it's important that you consult an experienced financial professional for help reviewing or rebalancing your portfolio on a regular basis. This can be an effective way to help ensure that your investments are aligned with your financial objectives.

      For more information on the mutual funds and PHOLIOs that we currently offer, I invite you to visit our Web site, at PHOENIXFUNDS.COM.

      As the new president and chief operating officer of Phoenix Investment Partners, Ltd., I would like to thank you for incorporating PhoenixFunds into your financial strategy. It's our privilege to serve you.

Sincerely,

/s/ George R. Aylward

George R. Aylward
President, PhoenixFunds

JANUARY 2007

TABLE OF CONTENTS

Glossary ................................................................      3

Phoenix Institutional Bond Fund .........................................      4

Phoenix Low-Duration Core Plus Bond Fund ................................     19

Notes to Financial Statements ...........................................     33

Report of Independent Registered Public Accounting Firm .................     38

Board of Trustees' Consideration of Investment Advisory and Subadvisory
  Agreements ............................................................     39

Results of Shareholder Meetings .........................................     41

Fund Management Tables ..................................................     44

--------------------------------------------------------------------------------
PROXY VOTING PROCEDURES (FORM N-PX)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2006, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY

AMBAC
American Municipal Bond Assurance Corporation

BASIS POINT (BP)
One-hundredth of a percentage point (0.01%). Basis points are often used to measure changes in or differences between yields on fixed income securities, since these often change by very small amounts.

CONSUMER PRICE INDEX (CPI)
Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

FEDERAL RESERVE (THE "FED")
The central bank of the United States, responsible for controlling the money supply, interest rates and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches and all national and state banks that are part of the system.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA OR "FANNIE MAE"
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA OR "GINNIE MAE"
Government National Mortgage Association

LEHMAN BROTHERS AGGREGATE BOND INDEX
The Lehman Brothers Aggregate Bond Index measures the U.S. investment grade fixed rate bond market. The index is calculated on a total return basis.

MBIA
Municipal Bond Insurance Association

MERRILL LYNCH 1-2.99 YEAR MEDIUM QUALITY CORPORATE BONDS INDEX
The Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index measures performance of U.S. investment grade corporate bond issues rated "BBB" and "A" by Standard and Poor's/Moody's with maturities between one and three years. The index is calculated on a total return basis.

PSF
Permanent School Fund

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX INSTITUTIONAL BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS, JAMES D. WEHR AND CHRISTOPHER KELLEHER, CFA

Q: HOW DID THE PHOENIX INSTITUTIONAL BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For its fiscal year ended December 31, 2006, the Fund's Class X shares returned 4.64%, and the Class Y shares returned 4.38%. For the same period, the Lehman Brothers Aggregate Bond Index, a broad-based fixed income index and the Fund's style-specific benchmark, returned 4.33%. All performance figures assume reinvestment of distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 4.33% for the fiscal year ended December 31, 2006. In its first four meetings of the year, the Federal Reserve (the "Fed") raised the federal funds rate by 25 basis points each time, to 5.25%. During that time, fixed income performance was sluggish, posting only a 1.07% return. In August, the Fed finally paused after 17 consecutive interest rate increases. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop coming at the long end of the curve.

      It was in this environment that the fixed income market rallied, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period, since spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities were the top performers, as delinquencies in this sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: Maintaining our considerable underweight to Treasuries and our subsequent overweight to spread sectors, such as mortgage-backed securities, contributed significantly to the performance of the portfolio. Our total overweight to residential mortgages--specifically, our allocation to non-agency residential mortgages--benefited the Fund, as delinquencies remained low despite the weaker housing market. Residential mortgages were also aided by stable rates, ample demand and a slight increase in prepayments.

      Conversely, our slight underweight to investment-grade corporate bonds hurt performance, as this sector continued to be supported by strong fundamentals and technicals. Supply in investment-grade debt did pick up towards the end of the year, but was offset by an increase in demand for domestic investment-grade debt.

      Our allocation to out-of-index sectors, such as high yield and emerging markets, helped the Fund's performance. These sectors led the market, thanks to stable credit fundamentals, firm technicals and low volatility. An overweight to the best-performing sector in the index, commercial mortgages, also contributed to the Fund's progress, due to the favorable credit environment, as delinquencies and loss severities continued to trend lower.

                                                                    JANUARY 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Institutional Bond Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                           PERIODS ENDING 12/31/06
--------------------------------------------------------------------------------

                                                1 YEAR     5 YEARS     10 YEARS
                                                ------     -------     --------
Class X Shares                                   4.64%      5.46%        5.87%
Class Y Shares                                   4.38       5.20         5.61

Lehman Brothers Aggregate Bond Index             4.33       5.06         6.24

ALL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------
GROWTH OF INVESTMENT                                        PERIODS ENDING 12/31
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $5,000,000 made on 12/31/96 for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gain distributions.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]


                                                                                Lehman Brothers           Lehman Brothers
                               Institutional             Institutional        Aggregate Bond Index      Aggregate Bond Index
                                    Bond                     Bond             ($5,000,000 initial       ($1,000,000 initial
                                  Class X                  Class Y                 investment)              investment)
                               -------------             -------------        ---------------------     --------------------
        12/31/1996               $5,000,000               $1,000,000               $5,000,000               $1,000,000
        12/31/1997                5,487,314                1,095,220                5,482,644                1,096,530
        12/31/1998                5,596,734                1,114,100                5,958,904                1,191,780
        12/31/1999                5,679,284                1,128,110                5,909,744                1,181,950
        12/29/2000                6,249,324                1,238,120                6,596,824                1,319,360
        12/31/2001                6,782,504                1,340,100                7,153,824                1,430,760
        12/31/2002                7,345,674                1,447,640                7,887,854                1,577,570
        12/31/2003                7,813,504                1,536,000                8,211,490                1,642,300
        12/31/2004                8,234,354                1,614,940                8,567,770                1,713,550
        12/30/2005                8,454,340                1,654,070                8,775,840                1,755,170
        12/29/2006                8,846,627                1,726,527                9,156,162                1,831,232

(1)   Represents the ending value for Institutional Bond Class X shares.

(2)   Represents the ending value for the Lehman Brothers Aggregate Bond Index ($5,000,000 initial investment).

(3)   Represents the ending value for Institutional Bond Class Y shares.

(4)   Represents the ending value for the Lehman Brothers Aggregate Bond Index ($1,000,000 initial investment).

For information regarding the index, see the glossary on page 3.

Phoenix Institutional Bond Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Institutional Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                            Beginning           Ending        Expenses Paid
Institutional Bond Fund   Account Value     Account Value         During
        Class X           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,052.00           $2.96
Hypothetical (5% return
   before expenses)          1,000.00          1,022.28            2.92

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.57%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                            Beginning         Ending          Expenses Paid
Institutional Bond Fund   Account Value     Account Value         During
        Class Y           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,050.80           $4.25
Hypothetical (5% return
   before expenses)          1,000.00          1,021.01            4.20

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.82%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS, REFER TO THE PROSPECTUS.

Phoenix Institutional Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

As a percentage of total investments

Non-Agency Mortgage-Backed Securities                                       36%
Agency Mortgage-Backed Securities                                           20
Domestic Corporate Bonds                                                    18
Municipal Bonds                                                              8
Foreign Corporate Bonds                                                      6
Asset-Backed Securities                                                      5
U.S. Government Securities                                                   4
Other (includes short-term investments)                                      3

                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
U.S. GOVERNMENT SECURITIES--4.2%

U.S. TREASURY BONDS--3.3%
U.S. Treasury Bond 4.50%, 2/15/36 ....................   $ 3,745    $ 3,561,263

U.S. TREASURY NOTES--0.9%
U.S. Treasury Note 5.125%, 5/15/16 ...................       905        932,185
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $4,336,244)                                          4,493,448
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--19.8%
FHLMC 5.50%, 8/1/18 ..................................       303        303,840
FHLMC 4.50%, 10/1/18 .................................       543        524,934
FNMA 5%, '18-'35 .....................................     4,588      4,454,483
FNMA 4.50%, 9/1/18 ...................................       510        491,764
FNMA 4.50%, 11/1/18 ..................................     1,049      1,014,712
FNMA 5.50%, '21-'35 ..................................     9,071      8,981,647
FNMA 6%, '29-'33 .....................................     1,283      1,297,034
FNMA 7%, 11/1/30 .....................................        88         90,787
FNMA 6.50%, 8/1/33 ...................................       460        470,897
FNMA 4.50%, 9/1/33 ...................................       251        236,127
FNMA 6.50%, 8/1/36 ...................................     1,919      1,955,091
GNMA 7%, 8/15/29 .....................................        81         83,318
GNMA 6.50%, '31-'32 ..................................       480        493,193
GNMA 5%, 9/15/33 .....................................       714        695,284
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,211,577) ........................               21,093,111
--------------------------------------------------------------------------------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------

MUNICIPAL BONDS--8.1%

CALIFORNIA--1.4%
Alameda Corridor Transportation Authority Taxable
Series C 6.50%, 10/1/19 (MBIA Insured) ...............   $   930    $ 1,008,194

Contra Costa County Fire Protection District
Taxable 4.93%, 8/1/17 (MBIA Insured) .................       450        435,573

Oakland Pension Obligation Taxable
Series A 6.95%, 12/15/08 (MBIA Insured) ..............        66         68,110

Oakland Pension Obligation Taxable
Series A 6.98%, 12/15/09 (MBIA Insured) ..............        34         35,652
                                                                    -----------
                                                                      1,547,529
                                                                    -----------

COLORADO--0.2%
Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured)(g) ...........        10         10,132

Denver City and County School District No. 1
Pension Obligation Certificate of Participation
Taxable 6.76%, 12/15/07 (AMBAC Insured) ..............       255        258,292
                                                                    -----------
                                                                        268,424
                                                                    -----------

CONNECTICUT--2.0%
Hartford Taxable Series B 4.13%, 8/1/07
(FSA Insured) ........................................       235        233,508

Hartford Taxable Series B 5.01%, 8/1/15
(FSA Insured) ........................................       450        444,128


8                     See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
CONNECTICUT--CONTINUED
Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.91%, 9/1/12 (MBIA Insured)(b) ........   $   655    $   685,870

Mashantucket Western Pequot Tribe Taxable
Series A 144A 6.57%, 9/1/13 (FSA Insured)(b) .........       715        753,767
                                                                    -----------
                                                                      2,117,273
                                                                    -----------

FLORIDA--0.7%
University of Miami Exchangeable Revenue Taxable
Series A 7.40%, 4/1/11 (MBIA Insured) ................       140        142,061

University of Miami Taxable Series A 7.65%,
4/1/20 (MBIA Insured) ................................       550        558,525
                                                                    -----------
                                                                        700,586
                                                                    -----------

ILLINOIS--0.7%
Chicago Taxable Series D 4.34%, 1/1/10
(MBIA Insured) .......................................       330        322,674

Kane, Cook & Du Page Counties School
District No. 46 Taxable Series D 5%, 1/1/10
(FGIC Insured) .......................................       265        263,187

McHenry County Community Unified School
District No. 12 Taxable 5%, 12/1/11 (FSA Insured) ....       135        134,011
                                                                    -----------
                                                                        719,872
                                                                    -----------

INDIANA--0.3%
Carmel Industrial Redevelopment District County
Optincome Tax Revenue 5.27%, 12/15/18 ................       335        330,612

MICHIGAN--0.2%
Detroit Taxable 4.97%, 5/1/13 (FSA Insured) ..........       200        196,688

NEW YORK--0.7%
New York NY City Transitional Financial Authority
Revenue 5.19%, 8/1/16 ................................       500        496,260

University of Rochester Taxable 5.40%, 7/1/18
(MBIA Insured) .......................................       255        254,566
                                                                    -----------
                                                                        750,826
                                                                    -----------

OREGON--0.5%
Oregon Local Governments Pension Obligation
Taxable 5.771%, 6/1/16 (AMBAC Insured) ...............       150        153,610

Oregon School Boards Association 2004 Pension
Obligation Taxable 5.023%, 6/30/16 (FSA Insured) .....       385        377,404
                                                                    -----------
                                                                        531,014
                                                                    -----------

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
PENNSYLVANIA--0.8%
City of Pittsburgh Pension Obligation Taxable
Series B 6.35%, 3/1/13 (FGIC Insured) ................   $   400    $   421,144

City of Reading Pension Funding Taxable
(FSA Insured) 5.06%, 11/15/14 ........................       290        285,369

Philadelphia Authority for Industrial Development
Pension Funding Taxable Series A 5.79%, 4/15/09
(MBIA Insured) .......................................       165        166,947
                                                                    -----------
                                                                        873,460
                                                                    -----------

SOUTH DAKOTA--0.2%
South Dakota State Educational Enhancement
Funding Corp. Taxable Series A 6.72%, 6/1/25 .........       206        206,560

TEXAS--0.4%
Frisco Independent School District 5.125%,
8/15/30 (PSF Guaranteed) .............................       370        387,697
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,618,577)                                          8,630,541
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--5.3%
Bombardier Capital Mortgage Securitization
Corp. 99-A, A3 5.98%, 1/15/18 ........................       427        403,792

Capital Auto Receivables Asset Trust 144A
5.82%, 5/15/12(b) ....................................       270        266,460

Capital Auto Receivables Assets 04-2, A3
3.58%, 1/15/09 .......................................     1,065      1,052,821

Carmax Auto Owner Trust 05-1 C
4.82%, 10/15/11 ......................................       500        494,111

Chase Manhattan Auto Owner Trust 03-C, A4
2.94%, 6/15/10 .......................................       328        323,495

Greenwich Structured ARM Products 05-5A,
N2 144A 8.85%, 9/27/45(b)(c) .........................       425        425,000

GSAMP Trust 05-HE4N, N1 144A
5.50%, 7/25/45(b) ....................................        84         81,153

Home Equity Asset Trust 06-7N A 144A
6%, 2/25/37(b) .......................................       332        330,403

Merrill Lynch Mortgage Investors, Inc. 05-NCA A
5.61%, 2/25/36(c) ....................................       137        137,393

MMCA Automobile Trust 02-1 C 6.20%, 1/15/10 ..........       164        163,369

Renaissance Home Equity Loan Trust 05-1, AF2
4.263%, 5/25/35(c) ...................................       192        190,856


                      See Notes to Financial Statements                        9

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
Renaissance Home Equity Loan Trust 05-3, AF3
4.814%, 11/25/35(c) ..................................   $   250    $   247,683

Renaissance Home Equity Loan Trust 06-2, AF4
6.115%, 8/25/36(c) ...................................     1,015      1,035,617

Saxon Asset Securities Trust 05-3, A2C 5.63%,
11/25/35(c) ..........................................       470        470,813
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,636,480)                                          5,622,966
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.6%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%, 1/15/14 .............       160        157,200

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. 8.25%, 7/15/07 .....       215        217,465

AIRLINES--2.3%
American Airlines, Inc. 01-1 6.977%, 5/23/21 .........       479        474,903
American Airlines, Inc. 99-1 7.024%, 10/15/09 ........       565        588,306
Continental Airlines, Inc. 98-1 A 6.648%, 3/15/19 ....       412        427,584
JetBlue Airways Corp. 04-2 C 8.474%, 11/15/08(c) .....       499        501,834
United Airlines, Inc. 01-1 6.071%, 9/1/14 ............       402        404,176
                                                                    -----------
                                                                      2,396,803
                                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The) 5.48%, 9/1/17 ...................       185        186,323

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
Allied Capital, Corp. 6%, 4/1/12 .....................       155        153,210

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13 .....       245        251,543

BROADCASTING & CABLE TV--0.5%
Clear Channel Communications, Inc. 5.50%, 9/15/14 ....       125        105,603
Comcast Corp. 5.30%, 1/15/14 .........................       235        230,172
Echostar DBS Corp. 6.375%, 10/1/11 ...................       250        249,063
                                                                    -----------
                                                                        584,838
                                                                    -----------

BUILDING PRODUCTS--0.1%
Owens Corning, Inc. 144A 6.50%, 12/1/16(b) ...........        55         55,871

CASINOS & GAMING--0.1%
Harrah's Operating Co., Inc. 5.625%, 6/1/15 ..........       165        141,739

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. 6%, 9/30/16 ........................       215        217,020

CONSUMER FINANCE--1.6%
Capital One Financial Corp. 5.25%, 2/21/17 ...........       200        194,601
Ford Motor Credit Co. 8.625%, 11/1/10 ................       210        216,339

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
CONSUMER FINANCE--CONTINUED
GMAC LLC 6.875%, 9/15/11 .............................   $   170    $   174,542
GMAC LLC 6.75%, 12/1/14 ..............................       235        241,744
HSBC Finance Corp. 6.75%, 5/15/11 ....................       235        248,710
HSBC Finance Corp. 6.375%, 11/27/12 ..................        95        100,033
SLM Corp. 2.585%, 2/1/10(c) ..........................       600        569,298
                                                                    -----------
                                                                      1,745,267
                                                                    -----------

DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc. 7.25%, 9/1/16 .............       100        103,250

DIVERSIFIED CAPITAL MARKETS--0.2%
Credit Suisse USA, Inc. 5.85%, 8/16/16 ...............       200        206,756

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
ARAMARK Services, Inc. 5%, 6/1/12 ....................       250        214,449
International Lease Finance Corp. 4.75%, 1/13/12 .....       465        452,122
                                                                    -----------
                                                                        666,571
                                                                    -----------

ELECTRIC UTILITIES--0.6%
American Electric Power Co., Inc. 5.25%, 6/1/15 ......       210        205,004
PPL Capital Funding Trust I Series A 4.33%, 3/1/09 ...       210        204,319
Southern Power Co. Series D 4.875%, 7/15/15 ..........       225        213,207
                                                                    -----------
                                                                        622,530
                                                                    -----------

FOREST PRODUCTS--0.1%
Weyerhauser, Co. 7.375%, 3/15/32 .....................       100        104,382

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.125%,
7/1/15 ...............................................       190        187,835

HEALTH CARE FACILITIES--0.1%
HCA, Inc. 144A 9.25%, 11/15/16(b) ....................       110        118,112

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%, 1/15/16 ..............       215        213,453

HOME IMPROVEMENT RETAIL--0.2%
Home Depot, Inc. 5.875%, 12/16/36 ....................       195        191,358

HOMEBUILDING--0.3%
Beazer Homes USA. 8.125%, 6/15/16 ....................       150        159,750
Horton (D.R.), Inc. 5.25%, 2/15/15 ...................       115        107,343
                                                                    -----------
                                                                        267,093
                                                                    -----------

HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16 ..........       230        232,930

HOUSEHOLD APPLIANCES--0.2%
Black & Decker 5.75%, 11/15/16 .......................       175        173,560


10                       See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
INDUSTRIAL CONGLOMERATES--0.4%
General Electric Capital Corp. 5.375%, 10/20/16 ......   $   465    $   465,620

INTEGRATED OIL & GAS--0.1%
Conocophillips 5.625%, 10/15/16 ......................       115        115,547

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
AT&T Corp. 7.30%, 11/15/11 ...........................       110        119,094
AT&T, Inc. 5.625%, 6/15/16 ...........................       240        238,898
BellSouth Corp. 5.20%, 12/15/16 ......................       155        148,741
Embarq Corp. 7.082%, 6/1/16 ..........................        95         96,712
Verizon Communications, Inc. 5.55%, 2/15/16 ..........       135        134,534
Verizon Global Funding Corp. 4.90%, 9/15/15 ..........       175        166,903
                                                                    -----------
                                                                        904,882
                                                                    -----------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 4.75%, 7/15/13 .............       480        463,340
Lehman Brothers Holdings, Inc. 4.80%, 3/13/14 ........       285        274,349
Morgan Stanley 5.375%, 10/15/15 ......................       400        396,422
                                                                    -----------
                                                                      1,134,111
                                                                    -----------

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14 .................       215        204,648

MORTGAGE REITS--0.2%
iStar Financial, Inc. 6.05%, 4/15/15 .................       235        236,341

MOVIES & ENTERTAINMENT--0.2%
Time Warner, Inc. 5.875%, 11/15/16 ...................       105        104,735
Time Warner, Inc. 6.875%, 5/1/12 .....................       120        126,810
                                                                    -----------
                                                                        231,545
                                                                    -----------

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14 .......................       100         99,729

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13 .................       125        121,695
Dominion Resources, Inc. 5.60%, 11/15/16 .............       110        109,105
Public Service Co. of New Mexico 4.40%, 9/15/08 ......       250        245,419
                                                                    -----------
                                                                        476,219
                                                                    -----------

OFFICE REITS--0.2%
HRPT Properties Trust 5.75%, 2/15/14 .................       210        210,138

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18 ....................       275        256,402

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15 .......       370        347,302

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc. Series B
6.125%, 12/1/14 ......................................       115        110,256

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
OIL & GAS EXPLORATION & PRODUCTION--0.3%
Anadarko Petroleum Corp. 5.95%, 9/15/16 ..............   $   110    $   110,230
Chesapeake Energy Corp. 6.50%, 8/15/17 ...............       235        230,888
                                                                    -----------
                                                                        341,118
                                                                    -----------

OIL & GAS REFINING & MARKETING--0.4%
Premcor Refining Group, Inc. (The) 6.125%, 5/1/11 ....       190        192,991
Tesoro Corp. 6.625%, 11/1/15 .........................       205        204,487
                                                                    -----------
                                                                        397,478
                                                                    -----------

OIL & GAS STORAGE & TRANSPORTATION--0.4%
Kinder Morgan Management LLC 5.70%, 1/5/16 ...........       225        206,442
ONEOK Partners LP 6.15%, 10/1/16 .....................       200        202,932
                                                                    -----------
                                                                        409,374
                                                                    -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc. 5%, 9/15/14 ..........................       230        224,572
JPMorgan Chase & Co. 5.125%, 9/15/14 .................       370        363,827
                                                                    -----------
                                                                        588,399
                                                                    -----------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.85%, 4/1/16 ......................       170        174,560

PAPER PRODUCTS--0.1%
Abitibi-Consolidated Finance LP 7.875%, 8/1/09 .......       105        102,900

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13 .................       215        215,988
HSB Capital I Series B 6.27%, 7/15/27(c) .............       365        364,577
                                                                    -----------
                                                                        580,565
                                                                    -----------

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15 ...........................       395        388,097

RESIDENTIAL REITS--0.2%
United Dominion Realty Trust, Inc. 5.25%, 1/15/15 ....       205        198,709

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16 .....................       210        215,172

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14 ......................       285        276,824

SPECIALIZED REITS--0.3%
Health Care REIT, Inc. 5.875%, 5/15/15 ...............       275        271,588

THRIFTS & MORTGAGE FINANCE--0.3%
Countrywide Financial Corp. 6.25%, 5/15/16 ...........       100        101,923
Washington Mutual, Inc. 4.625%, 4/1/14 ...............       215        201,273
                                                                    -----------
                                                                        303,196
                                                                    -----------


                        See Notes to Financial Statements                    11

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
TOBACCO--0.2%
Reynolds American, Inc. 6.50%, 7/15/10 ...............   $   215    $   219,163

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 .......................................       270        262,930

Sprint Nextel Corp. 6%, 12/1/16 ......................       100         97,463
                                                                    -----------
                                                                        360,393
                                                                    -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,883,546)                                        18,815,385
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--35.9%
Banc of America Alternative Loan Trust
06-9 A1 6%, 11/25/36 .................................     1,020      1,020,956

Banc of America Funding Corp.
04-1, 7A1 6%, 2/25/34 ................................     1,306      1,308,147

Banc of America Funding Corp. 5.50%, 1/25/36 .........     1,029      1,007,662

Bear Stearns Adjustable Rate Mortgage Trust
05-12, 13A1 5.468%, 2/25/36(c) .......................       188        186,650

Bear Stearns Asset Backed Securities Net Interest
Margin 04-HE5N, A3 5%, 7/25/34 .......................        11         10,754

Bear Stearns Commercial Mortgage Securities
06-PW12, A4 5.711%, 9/11/38(c) .......................       770        794,905

Bear Stearns Structured Products, Inc.
04-15, A2 P.O. 144A 0%, 11/27/34(b) ..................       494        469,523

Bear Stearns Structured Products, Inc.
04-5 A P.O. 144A 0%, 2/25/34(b) ......................       191        182,992

Bear Stearns Structured Products, Inc.
04-6 P.O. 0%, 2/25/34 ................................       138        135,153

Bear Stearns Structured Products, Inc.
05-20N A 144A 8.85%, 10/25/45(b)(c) ..................       363        367,956

Centrex Home Equity 05-D, AF2
4.94%, 10/25/35(c) ...................................       600        596,402

Chase Mortgage Finance Corp. 04-S3, 3A1
6%, 3/25/34 ..........................................       640        639,363

Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3
5%, 8/25/35 ..........................................       249        243,644

Citigroup/Deutsche Bank Commercial Mortgage
Trust 05-CD1, AM 5.226%, 7/15/44(c) ..................       595        591,897

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
Citigroup/Deutsche Bank Commercial Mortgage
Trust 06-CD2, A4 5.362%, 1/15/46(c) ..................   $   890    $   894,450

Countrywide Alternative Loan Trust 05-43, 4A2
5.742%, 10/25/35(c) ..................................       525        520,696

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ......................       298        296,328

Credit Suisse Mortgage Capital Certificates
06-C1, A4 5.556%, 2/15/39(c) .........................     1,270      1,288,491

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...................................       600        587,917

CS First Boston Mortgage Securities Corp.
5.046%, 8/15/38(c) ...................................       532        529,011

CS First Boston Mortgage Securities Corp.
04-1, 1A1 5.75%, 2/25/34 .............................       171        170,037

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 ...............................     1,009      1,007,591

First Horizon Mortgage Pass-Through Trust
03-2, 1A12 5.75%, 4/25/33 ............................       600        586,911

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 3/15/12(b) ....................................       269        262,641

GE Capital Commercial Mortgage Corp.
04-C3, A4 5.189%, 7/10/39(c) .........................     1,205      1,195,777

GMAC Mortgage Corp. Loan Trust 05-AR2,
2A 4.85%, 5/25/35(c) .................................       845        834,864

GMAC Mortgage Corp. Loan Trust 06-HE3,
A2 5.75%, 10/25/36(c) ................................       355        354,898

Greenwich Capital Commercial Funding Corp.
04-GG1, A7 5.317%, 6/10/36(c) ........................     1,130      1,128,874

GSAMP Trust 05-NC1N 144A 5%, 2/25/35(b) ..............        23         22,718

Indymac Index Mortgage Loan Trust 06-AR25,
3A1 6.401%, 9/25/36(c) ...............................       189        192,354

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 .......................................       483        479,417

JPMorgan Mortgage Trust 06-S1, 1A1
6%, 4/25/36 ..........................................       233        233,138

Lehman Brothers - UBS Commercial Mortgage
Trust 04-C4, A2 4.567%, 6/15/29(c) ...................     1,015        999,758


12                      See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
Lehman Brothers - UBS Commercial Mortgage
Trust 04-C7, A6 4.786%, 10/15/29(c) ..................   $ 1,125    $ 1,088,967

Lehman Brothers - UBS Commercial Mortgage
Trust 06-C6, A4 5.372%, 9/15/39 ......................     1,055      1,063,242

Lehman Brothers Commercial Conduit Mortgage
Trust 99-C2, A2 7.325%, 10/15/32 .....................     1,110      1,155,360

MASTR Alternative Loans Trust 05-5, 3A1
5.75%, 8/25/35 .......................................       495        491,680

MASTR Alternative Net Interest Margin Trust
05-CW1A, N1 144A 6.75%, 12/26/35(b) ..................       152        149,128

MASTR Resecuritization Trust 05-1 144A
5%, 10/28/34(b) ......................................       470        445,519

MASTR Resecuritization Trust 05-2 144A
4.75%, 3/28/34(b) ....................................       373        344,052

Merrill Lynch Mortgage Trust 04-KEY2, A4
4.864%, 8/12/39(c) ...................................     1,110      1,078,860

Merrill Lynch Mortgage Trust 06-C1, AM
5.66%, 5/12/39(c) ....................................       440        451,641

Merrill Lynch/Countrywide Commercial Mortgage
Trust 06-3, A4 5.414%, 7/12/46(c) ....................       950        951,447

MLCC Mortgage Investors, Inc. 06-3, 2A1
6.128%, 10/25/36(c) ..................................       361        365,365

Morgan Stanley Capital I 06-T23, A4
5.81%, 8/12/41(c) ....................................       595        619,392

Morgan Stanley Mortgage Loan Trust 05-5AR, 4A1
5.533%, 9/25/35(c) ...................................       200        199,638

NationsLink Funding Corp. 99-2, A2C
7.229%, 6/20/31 ......................................       728        742,589

PNC Mortgage Acceptance Corp. 00-C2, A2
7.30%, 10/12/33 ......................................       640        674,144

RAAC Series 05-SP1, 1A1 5%, 9/25/34 ..................     1,068      1,023,059

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.883%, 3/25/35(c) ........................       403        397,699

SBA CMBS Trust 1A, B 144A 5.451%, 11/15/36(b) ........       215        216,209

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(c) ...................................       800        775,262

Structured Asset Securities Corp. 05-1,
6A1 6%, 2/25/35 ......................................     1,238      1,235,492

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
Structured Asset Securities Corp. 05-6, 4A1
5%, 5/25/35 ..........................................   $   829    $   797,156

UCFC Manufactured Housing 97-3, A4
6.975%, 1/15/29 ......................................       326        303,853

Wachovia Bank Commercial Mortgage Trust
04-C12, A4 5.234%, 7/15/41(c) ........................     1,010      1,011,771

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.429%, 5/20/36(c) ...................................       354        348,012

Washington Mutual, Inc. 05-AR13, B13 144A
6.55%, 10/25/45(b)(c) ................................       274        229,222

Washington Mutual, Inc. 05-AR3, A2 4.641%,
3/25/35(c) ...........................................       766        754,984

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.56%, 1/25/35(c) ..........................       111        108,892

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ................................       758        739,764

Wells Fargo Mortgage Backed Securities Trust
05-AR16, 6A3 5.003%, 10/25/35(c) .....................       893        882,747

Wells Fargo Mortgage Backed Securities Trust
05-AR4, 2A2 4.523%, 4/25/35(c) .......................       355        349,221
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $38,374,459)                                        38,136,242
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.1%

BRAZIL--0.2%
Federative Republic of Brazil 7.875%, 3/7/15 .........       200        223,300

CHILE--0.3%
Republic of Chile 5.776%, 1/28/08(c) .................       315        315,945

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15 ....................       155        168,563

RUSSIA--0.4%
Russian Federation RegS 5%, 3/31/30(c)(d) ............       420        474,862
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,096,527)                                          1,182,670
--------------------------------------------------------------------------------


                        See Notes to Financial Statements                    13

Phoenix Institutional Bond Fund

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
FOREIGN CORPORATE BONDS(e)--6.1%

ARUBA--0.1%
UFJ Finance Aruba AEC 6.75%, 7/15/13 .................   $   120    $   128,060

AUSTRALIA--0.4%
United Energy Distribution Holdings Property Ltd.
144A 5.45%, 4/15/16(b) ...............................       265        262,167

Westfield Capital Corp. 144A 5.125%, 11/15/14(b) .....       140        135,998
                                                                    -----------
                                                                        398,165
                                                                    -----------

CANADA--0.5%
Catalyst Paper Corp. 7.375%, 3/1/14 ..................       125        119,063
Husky Energy, Inc. 6.15%, 6/15/19 ....................       125        125,989
Inco Ltd. 5.70%, 10/15/15 ............................       185        181,112
Xstrata Finance Canada 144A 5.80%, 11/15/16(b) .......       105        104,695
                                                                    -----------
                                                                        530,859
                                                                    -----------

CHILE--1.3%
AES Gener SA 7.50%, 3/25/14 ..........................       295        313,001
Banco Santander Chile 144A 5.375%, 12/9/14(b) ........       190        187,070

Celulosa Arauco y Constitucion SA
5.625%, 4/20/15 ......................................       160        157,255

Empresa Nacional de Electricidad SA
8.35%, 8/1/13 ........................................       220        249,537

Petropower I Funding Trust 144A
7.36%, 2/15/14(b) ....................................       524        498,564
                                                                    -----------
                                                                      1,405,427
                                                                    -----------

CHINA--0.1%
NXP BV/NXP Funding LLC 144A
7.875%, 10/15/14(b) ..................................       105        109,069

GERMANY--0.6%
Deutsche Bank AG NY Series GS
3.36%, 3/22/12(c) ....................................       620        581,498

Deutsche Telekom International Finance BV
8%, 6/15/10 ..........................................        85         92,041
                                                                    -----------
                                                                        673,539
                                                                    -----------

INDIA--0.2%
Vedanta Resources plc 144A 6.625%, 2/22/10(b) ........       155        153,191

JAPAN--0.3%
Mizuho Finance Group Cayman Ltd. 144A
5.79%, 4/15/14(b) ....................................       265        266,554

                                                           PAR
                                                          VALUE
                                                          (000)        VALUE
                                                         -------    -----------
KAZAKHSTAN--0.3%
Kazkommerts International BV 144A
8.50%, 4/16/13(b) ....................................   $   250    $   269,687

MEXICO--0.5%
America Movil S.A. de C.V. 5.75%, 1/15/15 ............       265        262,182

Pemex Project Funding Master Trust
5.75%, 12/15/15 ......................................       295        292,935
                                                                    -----------
                                                                        555,117
                                                                    -----------

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%, 9/17/15 ..............       245        243,974

QATAR--0.2%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
5.298%, 9/30/20(b) ...................................       250        239,525

RUSSIA--0.2%
Gazprom Gaz Capital SA 144A
6.212%, 11/22/16(b) ..................................       215        216,505

SINGAPORE--0.4%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ........................................       210        209,895

ICICI Bank Ltd Singapore RegS
5.75%, 11/16/10(d) ...................................       170        170,785
                                                                    -----------
                                                                        380,680
                                                                    -----------

SOUTH KOREA--0.1%
Korea Development Bank 5.75%, 9/10/13 ................        70         71,652
Shinhan Bank 144A 4.50%, 11/3/14(b)(c) ...............        75         72,724
                                                                    -----------
                                                                        144,376
                                                                    -----------

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%, 6/20/16 .............       100        103,162

UNITED KINGDOM--0.2%
Diageo Capital plc 5.50%, 9/30/16 ....................       115        113,539
Vodafone Group plc 5%, 9/15/15 .......................       110        104,711
                                                                    -----------
                                                                        218,250
                                                                    -----------

UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14 ........................       245        240,583
XL Capital Europe plc 6.50%, 1/15/12 .................       205        213,554
                                                                    -----------
                                                                        454,137
                                                                    -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $6,510,020)                                          6,490,277
--------------------------------------------------------------------------------


14                      See Notes to Financial Statements

Phoenix Institutional Bond Fund

                                                        SHARES       VALUE
                                                       -------   ------------
DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(h) .........................     1,955   $      3,128
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--98.1%
(IDENTIFIED COST $104,745,965)                                    104,467,768
--------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)
                                                       -------
SHORT-TERM INVESTMENTS--1.2%

FEDERAL AGENCY SECURITIES(i)--1.2%
FHLB 4.80%, 1/3/07 .................................   $ 1,225      1,224,673
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,224,673)                                        1,224,673
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.3%
(IDENTIFIED COST $105,970,638)                                    105,692,441(a)
Other assets and liabilities, net--0.7%
                                                                      758,756
                                                                 ------------
NET ASSETS--100.0%                                               $106,451,197
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $970,760 and gross depreciation of $1,250,994 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $105,972,675.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to a value of $8,510,262 or 8.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(e) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(f) Illiquid and restricted security. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2006, this security amounted to a value of $3,128 or 0.0% of net assets. For acquisition information, see Note 7 "Illiquid and Restricted Securities" in the Notes to Financial Statements.

(g)   Escrowed to maturity.

(h)   Non-income producing.

(i)   The rate shown is the discount rate.


                        See Notes to Financial Statements                     15

Phoenix Institutional Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

ASSETS
Investment securities at value
(Identified cost $105,970,638 )                                   $ 105,692,441
Cash                                                                    248,068
Receivables
   Interest                                                             878,122
   Fund shares sold                                                     247,664
Prepaid expenses                                                         11,886
Other assets                                                             18,404
                                                                  -------------
      Total assets                                                  107,096,585
                                                                  -------------

LIABILITIES
Payables
   Fund shares repurchased                                              290,689
   Investment securities purchased                                      227,373
   Investment advisory fee                                               39,265
   Administration fee                                                    14,848
   Trustee deferred compensation plan                                    18,404
   Service fees                                                           4,135
   Transfer agent fee                                                     3,914
   Trustees' fee                                                          1,114
   Other accrued expenses                                                45,646
                                                                  -------------
      Total liabilities                                                 645,388
                                                                  -------------
NET ASSETS                                                        $ 106,451,197
                                                                  =============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 112,121,520
Undistributed net investment income                                       7,184
Accumulated net realized loss                                        (5,399,310)
Net unrealized depreciation                                            (278,197)
                                                                  -------------
NET ASSETS                                                        $ 106,451,197
                                                                  =============

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $87,456,698)                   2,828,443
Net asset value and offering price per share                      $       30.92

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $18,994,499)                     614,487
Net asset value and offering price per share                      $       30.91

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
Interest                                                          $   5,717,080
                                                                  -------------
      Total investment income                                         5,717,080
                                                                  -------------

EXPENSES
Investment advisory fee                                                 472,041
Service fees, Class Y                                                    53,781
Financial agent fee                                                      41,051
Administration fee                                                       46,745
Printing                                                                 47,825
Transfer agent                                                           29,716
Professional                                                             37,396
Registration                                                             32,583
Trustees                                                                 22,331
Custodian                                                                18,521
Miscellaneous                                                            21,320
                                                                  -------------
      Total expenses                                                    823,310

Less expenses reimbursed by investment adviser                         (176,841)
Custodian fees paid indirectly                                           (3,837)
                                                                  -------------
      Net expenses                                                      642,632
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                          5,074,448
                                                                  -------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (439,084)
Net change in unrealized appreciation (depreciation)
   on investments                                                       137,265
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                         (301,819)
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $   4,772,629
                                                                  =============


16                      See Notes to Financial Statements

Phoenix Institutional Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                   Year Ended          Year Ended
                                                                                December 31, 2006    December 31, 2005
                                                                                -----------------    -----------------
FROM OPERATIONS
   Net investment income (loss) ..............................................  $       5,074,448    $       5,232,887
   Net realized gain (loss) ..................................................           (439,084)           1,770,685
   Net change in unrealized appreciation (depreciation) ......................            137,265           (4,088,186)
                                                                                -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............          4,772,629            2,915,386
                                                                                -----------------    -----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X ............................................         (4,167,081)          (4,171,536)
   Net investment income, Class Y ............................................           (929,784)          (1,032,076)
                                                                                -----------------    -----------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .................         (5,096,865)          (5,203,612)
                                                                                -----------------    -----------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (187,641 and 116,690 shares, respectively) ..          5,669,462            3,720,031
   Net asset value of shares issued from reinvestment of distributions
     (123,518 and 114,740 shares, respectively) ..............................          3,766,432            3,596,591
   Cost of shares repurchased (156,414 and 2,300,956 shares, respectively) ...         (4,862,717)         (72,866,546)
                                                                                -----------------    -----------------
Total ........................................................................          4,573,177          (65,549,924)
                                                                                -----------------    -----------------
CLASS Y
   Proceeds from sales of shares (46,428 and 212,012 shares, respectively) ...          1,441,066            6,703,895
   Net asset value of shares issued from reinvestment of distributions
     (30,534 and 32,974 shares, respectively) ................................            929,784            1,032,076
   Cost of shares repurchased (242,403 and 125,571 shares, respectively) .....         (7,507,847)          (3,972,214)
                                                                                -----------------    -----------------
Total ........................................................................         (5,136,997)           3,763,757
                                                                                -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .................           (563,820)         (61,786,167)
                                                                                -----------------    -----------------
   NET INCREASE (DECREASE) IN NET ASSETS .....................................           (888,056)         (64,074,393)
NET ASSETS
   Beginning of period .......................................................        107,339,253          171,413,646
                                                                                -----------------    -----------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT
     INCOME OF $7,184 AND $30,202, RESPECTIVELY) .............................  $     106,451,197    $     107,339,253
                                                                                =================    =================


                      See Notes to Financial Statements                       17

Phoenix Institutional Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                                ----------------------------------------------------------------------------
                                                                          YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004            2003           2002
Net asset value, beginning of period .........  $     31.08     $     31.72     $     31.55     $     31.32     $     30.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ...........         1.52            1.43            1.47            1.73            2.04
   Net realized and unrealized gain (loss) ...        (0.11)          (0.59)           0.19            0.26            0.47
                                                -----------     -----------     -----------     -----------     -----------
   TOTAL FROM INVESTMENT OPERATIONS ..........         1.41            0.84            1.66            1.99            2.51
                                                -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (1.57)          (1.48)          (1.49)          (1.76)          (2.03)
                                                -----------     -----------     -----------     -----------     -----------
      TOTAL DISTRIBUTIONS ....................        (1.57)          (1.48)          (1.49)          (1.76)          (2.03)
                                                -----------     -----------     -----------     -----------     -----------
Change in net asset value ....................        (0.16)          (0.64)           0.17            0.23            0.48
                                                -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD ...............  $     30.92     $     31.08     $     31.72     $     31.55     $     31.32
                                                ===========     ===========     ===========     ===========     ===========
Total return .................................         4.64%           2.67%           5.39%           6.37%           8.30%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........  $    87,457     $    83,104     $   150,466     $   139,574     $   145,555
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         0.56%           0.55%           0.55%           0.55%           0.55%
   Gross operating expenses ..................         0.73%           0.76%           0.67%           0.69%           0.69%
   Net investment income .....................         4.89%           4.52%           4.61%           5.44%           6.49%
Portfolio turnover ...........................           65%             76%             77%            104%            107%

                                                                                   CLASS Y
                                                ----------------------------------------------------------------------------
                                                                            YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------------------------
                                                    2006            2005            2004            2003            2002
Net asset value, beginning of period .........  $     31.07     $     31.71     $     31.54     $     31.32     $     30.84
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1) ...........         1.44            1.36            1.38            1.63            1.97
   Net realized and unrealized gain (loss) ...        (0.11)          (0.60)           0.20            0.27            0.46
                                                -----------     -----------     -----------     -----------     -----------
      TOTAL FROM INVESTMENT OPERATIONS .......         1.33            0.76            1.58            1.90            2.43
                                                -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
   Dividends from net investment income ......        (1.49)          (1.40)          (1.41)          (1.68)          (1.95)
                                                -----------     -----------     -----------     -----------     -----------
   TOTAL DISTRIBUTIONS .......................        (1.49)          (1.40)          (1.41)          (1.68)          (1.95)
                                                -----------     -----------     -----------     -----------     -----------
Change in net asset value ....................        (0.16)          (0.64)           0.17            0.22            0.48
                                                -----------     -----------     -----------     -----------     -----------
NET ASSET VALUE, END OF PERIOD ...............  $     30.91     $     31.07     $     31.71     $     31.54     $     31.32
                                                ===========     ===========     ===========     ===========     ===========
Total return .................................         4.38%           2.42%           5.14%           6.10%           8.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands) ........  $    18,994     $    24,235     $    20,948     $    13,982     $     5,702
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses ....................         0.81%           0.80%           0.80%           0.80%           0.80%
   Gross operating expenses ..................         0.98%           1.01%           0.92%           0.95%           0.94%
   Net investment income .....................         4.64%           4.28%           4.33%           5.13%           6.26%
Portfolio turnover ...........................           65%             76%             77%            104%            107%

(1)   Computed using average shares outstanding.


18                      See Notes to Financial Statements

PHOENIX LOW-DURATION CORE PLUS BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, DAVID L. ALBRYCHT, CFA

Q: HOW DID THE PHOENIX LOW-DURATION CORE PLUS BOND FUND PERFORM FOR ITS FISCAL YEAR ENDED DECEMBER 31, 2006?

A: For its fiscal year ended December 31, 2006, the Fund's Class X shares returned 5.77%, and Class Y shares returned 5.36%. For the same period, the Lehman Brothers Aggregate Bond Index, a broadbased fixed income index, returned 4.33%, and the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bonds Index, the Fund's style-specific benchmark, returned 4.80%. All figures assume reinvestment of distributions. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE.

Q: HOW DID THE FIXED INCOME MARKETS PERFORM DURING THE FUND'S FISCAL YEAR?

A: The broad U.S. fixed income market, as represented by the Lehman Brothers Aggregate Bond Index, returned 4.33% for the fiscal year ended December 31, 2006. In its first four meetings of the year, the Federal Reserve (Fed) raised the federal funds rate by 25 basis points each time, to 5.25%. During that time, fixed income performance was sluggish, posting only 1.07% of return. In August, the Fed finally paused after 17 consecutive increases of the federal funds rate. In the following two meetings, the Fed reaffirmed its earlier decision and kept its target rate at 5.25%. Since then, rates have declined across the yield curve, with the sharpest drop coming at the long end of the curve.

      It was in this environment that the fixed income market rallied, as declining rates and lower energy costs created a more favorable environment. Treasuries underperformed during the reporting period, since spread sectors benefited from a benign credit environment as defaults remained low. The best-performing sectors of the bond market were corporate high yield and emerging markets, both of which benefited from improved credit fundamentals. Among investment-grade sectors, commercial mortgage-backed securities were the top-performing sector, as delinquencies in this sector reached a five-year low.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR?

A: The Fund outperformed its benchmarks for the fiscal year ended December 31, 2006, benefiting from its allocation to spread sectors. One of the key contributors to performance was the Fund's exposure to emerging markets, as that sector benefited from strong country fundamentals and fewer concerns on the part of investors over the direction of interest rates. Both the Fund's overall exposure to emerging markets and its overweight to some of the top-performing emerging market countries - such as Brazil, Venezuela, and the Philippines - contributed positively to performance.

      The Fund's overall exposure to the high-yield sector was another key driver of its outperformance, as that sector benefited from strong company fundamentals and low default rates. Additionally, the Fund was helped by its exposure to non-U.S. dollar investments, which benefited from market expectations that the Fed would cut U.S. interest rates in 2007. The Fund also benefited from its underweight to U.S. Treasuries, which was the worst-performing bond market sector.

      The Fund's underweight to agency mortgage- backed securities, one of the top sectors within the Lehman Brothers Aggregate Bond Index, would have hurt performance, had the underweight not been allocated to better-performing sectors outside of the Fund's benchmark, such as emerging markets and high yield. During the year, these sectors continued to offer attractive yield and total return opportunities.

                                                                    JANUARY 2007

THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

FOR DEFINITIONS OF INDEXES CITED AND CERTAIN INVESTMENT TERMS USED IN THIS REPORT, SEE THE GLOSSARY ON PAGE 3.

Phoenix Low-Duration Core Plus Bond Fund

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS 1                            PERIOD ENDING 12/31/06
--------------------------------------------------------------------------------

                                                    INCEPTION
                                          1 YEAR   TO 12/31/06   INCEPTION DATE
                                          ------   -----------   --------------
Class X Shares                              5.77%     3.99%          2/28/05
Class Y Shares                              5.36      3.68           2/28/05

Lehman Brothers Aggregate Bond Index        4.33      3.67           2/28/05

Merrill Lynch 1-2.99 Year Medium
Quality Corporate Bonds Index               4.80      3.74           2/28/05

ALL RETURNS REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE ABOVE TABLE AND GRAPH BELOW DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTIONS OF SHARES. PLEASE VISIT PHOENIXFUNDS.COM FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

1 TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE AND THE REINVESTMENT OF BOTH DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

--------------------------------------------------------------------------------
GROWTH OF INITIAL INVESTMENT                                 PERIOD ENDING 12/31
--------------------------------------------------------------------------------

This chart assumes an initial gross investment of $5,000,000 made on 2/28/05 (inception of the fund) for Class X and $1,000,000 for Class Y shares. Performance assumes reinvestment of dividends and capital gains.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]




                                                               Lehman Brothers        Lehman Brothers          Merrill Lynch
                        Low-Duration      Low-Duration     Aggregate Bond Index   Aggregate Bond Index         1-2.99 Year
                       Core Plus Bond    Core Plus Bond    ($5,000,000 initial    ($1,000,000 initial    Medium Quality Corporate
                          Class X           Class Y            investment)            investment               Bonds Index
                       --------------    ---------------   --------------------   ---------------------  ------------------------
         2/28/2005       $5,000,000        $1,000,000          $5,000,000              $5,000,000              $1,000,000
        12/30/2005        5,078,586         1,014,250           5,119,695               5,103,085               1,023,940
        12/29/2006        5,371,477         1,068,567           5,341,563               5,348,287               1,068,312

(1)   Represents the ending value for the Lehman Brothers Aggregate Bond Index ($5,000,000 initial investment).

(2)   Represents the ending value for the Merrill Lynch 1-2.99 Year Medium Quality Corporate Bond Index.

(3)   Represents the ending value for Low-Duration Core Plus Bond Class X.

(4)   Represents the ending value for Low-Duration Core Plus Bond Class Y.

(5)   Represents the ending value for the Lehman Brothers Aggregate Bond Index ($1,000,000 initial investment).

For information regarding the indexes, see the glossary on page 3.

Phoenix Low-Duration Core Plus Bond Fund

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

(FOR THE SIX-MONTH PERIOD OF JUNE 30, 2006 TO DECEMBER 31, 2006)

      We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Low-Duration Core Plus Bond Fund, you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

      Low-Duration          Beginning          Ending         Expenses Paid
 Core Plus Bond Fund      Account Value     Account Value         During
        Class X           June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,049.40           $2.63
Hypothetical (5% return
   before expenses)          1,000.00          1,022.60            2.60

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.51%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

     Low-Duration           Beginning          Ending         Expenses Paid
 Core Plus Bond Fund      Account Value     Account Value         During
       Class Y            June 30, 2006   December 31, 2006      Period*
-----------------------   -------------   -----------------   -------------
Actual                      $1,000.00         $1,048.10           $3.93
Hypothetical (5% return
   before expenses)          1,000.00          1,021.32            3.88

* EXPENSES ARE EQUAL TO THE FUND'S CLASS Y ANNUALIZED EXPENSE RATIO OF 0.76%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS (184) EXPENSES WERE ACCRUED IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUND'S EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Low-Duration Core Plus Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS                                                       12/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Non-Agency Mortgage-Backed Securities                                       21%
Domestic Corporate Bonds                                                    17
Foreign Government Securities                                               17
Agency Mortgage-Backed Securities                                           11
Loan Agreements                                                             10
Foreign Corporate Bonds                                                      8
Asset-Backed Securities                                                      7
Other (includes short-term investments)                                      9

                            SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 2006

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
U.S. GOVERNMENT SECURITIES--1.0%

U.S. TREASURY NOTES--1.0%
U.S. Treasury Note 4.875%, 5/15/09 ...............   $    60     $     60,131
U.S. Treasury Note 4.625%, 11/15/09 ..............       100           99,688
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $159,445)                                            159,819
--------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.5%
FHLB 5.625%, 8/14/08                                      50           50,020
FHLMC 4.65%, 10/10/13                                     55           53,019
FNMA 5.50%, 10/1/18 ..............................       181          180,930
FNMA 5%, 12/1/18 .................................        91           89,529
FNMA 4.50%, 12/1/19 ..............................       231          223,002
FNMA 5%, 12/1/19 .................................       126          124,220
FNMA 5.50%, 7/25/34 ..............................       126          125,920
FNMA 5.50%, 2/1/35 ...............................       233          230,708
FNMA 6%, 2/1/35 ..................................       251          253,133
FNMA 5%, 8/25/35 .................................       150          148,134
FNMA 5%, 8/25/35 .................................        14           14,041
FNMA 5.50%, 9/25/35 ..............................        98           97,377
FNMA 6.50%, 8/1/36 ...............................       240          244,386
--------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,849,288)                                        1,834,419
--------------------------------------------------------------------------------

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------

MUNICIPAL BONDS--3.1%

CALIFORNIA--1.6%
San Bernardino County Finance Authority Pension
Obligation Taxable 6.99%, 8/1/10 (MBIA Insured) ..   $   250     $    264,415

ILLINOIS--0.9%
McHenry County Community Unified School District
No. 12 Taxable 5%, 12/1/11 (FSA Insured) .........       140          138,974

PENNSYLVANIA--0.6%
City of Philadelphia Industrial Development
Authority Pension Obligation Taxable Series A
5.89%, 4/15/11 (MBIA Insured) ....................        20           20,468

Philadelphia School District Taxable Series C
4.29%, 7/1/10 (FSA Insured) ......................        75           72,729
                                                                 ------------
                                                                       93,197
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $509,235)                                            496,586
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.4%

GMAC Mortgage Corp. Loan Trust 05-HE2, A3
4.622%, 11/25/35(d) ..............................        67           66,078

GMAC Mortgage Corp. Loan Trust 06-HE2, A3
6.32%, 5/25/36 ...................................       115          116,509

Great America Leasing Receivables 05-1, A4 144A
4.97%, 8/20/10(b) ................................        70           69,465


                      See Notes to Financial Statements                       23

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
GSAA Home Equity Trust 04-10, AF2
4.22%, 8/25/34(d) ................................   $    54     $     53,893

GSAA Home Equity Trust 04-5, AF2
4.736%, 6/25/34(d) ...............................        60           60,157

GSAMP Trust 06-S4 M6 6.52%, 5/25/36(d) ...........       105          100,800

JPMorgan Mortgage Acquisition Corp. 06-CW2,
AF3 5.777%, 8/25/36(d) ...........................       200          200,776

MMCA Automobile Trust 02-1 C 6.20%, 1/15/10 ......        47           46,677

Onyx Acceptance Grantor Trust 03-D,
A4 3.20%, 3/15/10 ................................       174          172,072

Renaissance Home Equity Loan Trust 05-1,
AF2 4.263%, 5/25/35(d) ...........................        96           95,427

Renaissance Home Equity Loan Trust 05-3,
AF3 4.814%, 11/25/35(d) ..........................       100           99,073

Soundview Home Equity Loan Trust 05-CTX1,
A3 5.322%, 11/25/35(d) ...........................       100           99,505
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,186,368)                                        1,180,432
--------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--17.1%

AIRLINES--2.9%
American Airlines, Inc. 01-1 6.977%, 11/23/22 ....       162          160,875
Continental Airlines, Inc. 98-1 A 6.648%,
3/15/19 ..........................................        58           60,507
Delta Air Lines, Inc. 00-1, A-1 7 7.379%,
11/18/11 .........................................        64           64,650
United Airlines, Inc. 00-2 7.032%, 10/1/10 .......        62           63,429
United Airlines, Inc. 01-1 6.071%, 3/1/13 ........       111          111,579
                                                                 ------------
                                                                      461,040
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10 .............        35           34,432

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
4.875%, 6/15/10 ..................................        25           24,370

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b) ...............        30           31,575

BROADCASTING & CABLE TV--0.8%
COX Communications, Inc. 4.625%, 6/1/13 ..........       130          122,323

BUILDING PRODUCTS--0.1%
Esco Corp. 144A 8.625%, 12/15/13(b) ..............        21           21,682

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
COMMODITY CHEMICALS--0.2%
Lyondell Chemical Co. 8%, 9/15/14 ................   $    30     $     31,275

CONSUMER FINANCE--1.0%
Ford Motor Credit Co. 8.371%, 11/2/07(d) .........        15           15,236
Ford Motor Credit Co. 6.625%, 6/16/08 ............        20           19,993
Ford Motor Credit Co. 9.875%, 8/10/11 ............        20           21,411
Ford Motor Credit Co. 9.824%, 4/15/12(d) .........        36           38,385
GMAC LLC 6.875%, 9/15/11 .........................        57           58,523
                                                                 ------------
                                                                      153,548
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
International Lease Finance Corp. 4.75%,
1/13/12(p) .......................................        75           72,923

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc.
(Indonesia) 6.875%, 2/1/14(c) ....................        50           51,250

ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H 4.80%, 2/17/09 .....       245          241,790

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc. Series B 5.75%,
2/15/11 ..........................................        50           48,625

FERTILIZERS & AGRICULTURAL CHEMICALS--0.1%
Mosaic Co. (The) 144A 7.375%, 12/1/14(b) .........        10           10,312

FOOD RETAIL--0.5%
Kroger Co. (The) 8.05%, 2/1/10 ...................        75           80,247

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International, Inc. 6.125%,
7/1/15 ...........................................        25           24,715

HEALTH CARE FACILITIES--0.2%
HCA, Inc. 144A 9.125%, 11/15/14(b) ...............        25           26,781

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.1%
AES Panama SA 144A 6.35%, 12/21/16(b) ............        25           24,530

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11 .......................        75           81,201

INVESTMENT BANKING & BROKERAGE--0.3%
Goldman Sachs Group, Inc. 4.75%, 7/15/13 .........        42           40,542

MORTGAGE REITS--0.5%
iStar Financial, Inc. 144A 5.95%, 10/15/13(b) ....        75           75,378

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. 6.50%, 8/15/11 ...................        75           76,184


24                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
OIL & GAS EXPLORATION & PRODUCTION--1.0%
Chesapeake Energy Corp. 7.625%, 7/15/13 ..........   $    35     $     37,056
Forest Oil Corp. 8%, 6/15/08                             125          128,594
                                                                 ------------
                                                                      165,650
                                                                 ------------
OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
6.125%, 5/1/11 ...................................        75           76,181

OIL & GAS STORAGE & TRANSPORTATION--0.1%
ONEOK Partners LP 5.90%, 4/1/12 ..................        20           20,227

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd. 144A 7.174%,
2/15/12(b)(d) ....................................       100          101,377

ERAC USA Finance Co. 144A 5.30%,
11/15/08(b) ......................................        30           29,927
                                                                 ------------
                                                                      131,304
                                                                 ------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09 ...................        75           76,687

PAPER PRODUCTS--0.9%
Abitibi-Consolidated Finance LP
7.875%, 8/1/09 ...................................        20           19,600
Bowater, Inc. 8.39%, 3/15/10(d) ..................       125          126,875
                                                                 ------------
                                                                      146,475
                                                                 ------------

RETAIL REITS--0.4%
Simon Property Group LP 4.60%, 6/15/10 ...........        50           48,766
Simon Property Group LP 5.60%, 9/1/11 ............        20           20,161
                                                                 ------------
                                                                       68,927
                                                                 ------------

TOBACCO--0.3%
Reynolds American, Inc. 7.25%, 6/1/13 ............        50           52,225

TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc.
6.50%, 2/15/12 ...................................        30           29,775

WIRELESS TELECOMMUNICATION SERVICES--1.4%
Nextel Communications, Inc. Series F
5.95%, 3/15/14 ...................................       235          228,847
--------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,699,023)                                        2,731,021
--------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--21.5%
Adjustable Rate Mortgage Trust 05-3, 2A1 4.697%,
7/25/35(d) .......................................       185          183,990

American General Mortgage Loan Trust 06-1, A2 144A
5.75%, 12/25/35(b)(d) ............................        75           75,002

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
Banc of America Alternative Loan Trust
06-9 A1 6%, 11/25/37 .............................   $   160     $    160,150

Bear Stearns Commercial Mortgage Securities
04-ESA J 144A 5.817%, 5/14/16(b) .................       140          138,594

Bear Stearns Structured Products, Inc.
05-10 144A 7.82%, 4/26/35(b)(d) ..................        71           71,455

Chase Mortgage Finance Corp. 04-S3, 3A1
6%, 3/25/34 ......................................       105          105,005

Chase Mortgage Finance Corp. 06-A1, 4A1
6.072%, 9/25/36(d) ...............................       149          149,464

Countrywide Home Loan Mortgage Pass-Through
Trust 04-13, 1A1 5.50%, 8/25/34 ..................        77           77,045

Crown Castle Towers LLC 05-1A, AFX 144A
4.643%, 6/15/35(b) ...............................        75           73,490

CS First Boston Mortgage Securities Corp.
05-12, 6A1 6%, 1/25/36 ...........................        56           56,425

CS First Boston Mortgage Securities Corp.
98-C1 B 6.59%, 5/17/40 ...........................       150          152,433

CS First Boston Mortgage Securities Corp.
99-C1, A2 7.29%, 9/15/41 .........................       144          149,650

First Horizon Mortgage Pass-Through Trust
04-AR4, 2A1 4.403%, 8/25/34(d) ...................       128          125,665

Franchise Mortgage Acceptance Co. Loan
Receivables Trust 98-CA, A2 144A
6.66%, 3/15/12(b) ................................        35           34,171

GMAC Mortgage Corp. Loan Trust 06-HE3, A2
5.75%, 10/25/36(d) ...............................       115          114,967

GSR Mortgage Loan Trust 05-AR6, 3A1
4.561%, 9/25/35(d) ...............................        39           37,918

Harborview Mortgage Loan Trust 05-15, B8
7.10%, 10/20/45(d) ...............................        50           49,434

Harborview Mortgage Loan Trust 05-9, B-10
7.10%, 6/20/35(d) ................................        50           49,383

Indymac Index Mortgage Loan Trust 05-AR8, B4
7.10%, 4/25/35(d) ................................        54           51,157

Indymac Index Mortgage Loan Trust 06-AR25, 3A1
6.401%, 9/25/36(d) ...............................        94           96,177

JPMorgan Mortgage Trust 05-S3, 2A2
5.50%, 1/25/21 ...................................        90           89,111


                      See Notes to Financial Statements                       25

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
MASTR Alternative Loans Trust 05-5, 3A1
5.75%, 8/25/35 ...................................   $    65     $     64,795

MASTR Alternative Net Interest Margin 06-6, N1
144A 6.40%, 9/26/46(b)(d) ........................        26           25,885

MLCC Mortgage Investors, Inc. 06-3,
2A1 6.129%, 10/25/37(d) ..........................        73           74,061

Residential Accredit Loans, Inc. 05-QA4, A5
5.459%, 4/25/35(d) ...............................        91           90,310

Residential Funding Mortgage Securities I, Inc.
05-SA1, 2A 4.883%, 3/25/35(d) ....................       151          149,137

Residential Funding Mortgage Security I
06-S4, A2 6%, 4/25/36 ............................        97           97,206

SBA CMBS Trust 1A, B 144A 5.451%, 11/15/36(b) ....        30           30,169

Structured Asset Securities Corp. 03-32, 1A1
5.23%, 11/25/33(d) ...............................        61           58,696

Structured Asset Securities Corp. 05-1, 6A1 6%,
2/25/35 ..........................................       141          140,397

Wachovia Mortgage Loan Trust LLC 06-A, B1
5.429%, 5/20/36(d) ...............................        75           73,524

Washington Mutual, Inc. 05-AR13 B13 144A
6.55%, 10/25/45(b)(d) ............................        45           37,509

Wells Fargo Mortgage Backed Securities Trust
04-BB, A1 4.556%, 1/25/35(d) .....................       164          161,188

Wells Fargo Mortgage Backed Securities Trust
04-EE, 2A3 3.989%, 12/25/34(d) ...................       169          165,093

Wells Fargo Mortgage Backed Securities Trust
05-14, 2A1 5.50%, 12/25/35 .......................        94           92,433

Wells Fargo Mortgage Backed Securities Trust
05-5, 1A1 5%, 5/25/20 ............................        58           56,286

Wells Fargo Mortgage Backed Securities Trust
05-AR10, 2A16 4.109%, 6/25/35(d) .................        75           73,354
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,450,011)                                        3,430,729
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.0%

ARGENTINA--0.3%
Republic of Argentina PIK Interest Capitalization
8.28%, 12/31/33 ..................................        44           48,505

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
AUSTRALIA--0.8%
Commonwealth of Australia Series 909 7.50%,
9/15/09 ..........................................       150(f)  $    122,413

BRAZIL--2.7%
Federative Republic of Brazil 9.25%, 10/22/10 ....   $   112          126,840
Federative Republic of Brazil 10.50%, 7/14/14 ....        95          120,412
Federative Republic of Brazil 7.875%, 3/7/15 .....        45           50,243
Federative Republic of Brazil 12.50%, 1/5/16 .....       250(g)       133,103
                                                                 ------------
                                                                      430,598
                                                                 ------------

CANADA--0.6%
Commonwealth of Canada 3.75%, 6/1/08 .............       115(h)        98,187

CHILE--0.9%
Republic of Chile 5.625%, 7/23/07 ................       150          150,210

COLOMBIA--0.8%
Republic of Colombia 9.75%, 4/23/09 ..............        65           71,175
Republic of Colombia 10%, 1/23/12 ................        50           59,000
                                                                 ------------
                                                                      130,175
                                                                 ------------

COSTA RICA--0.3%
Republic of Costa Rica 144A 9%, 3/1/11(b) ........        40           44,680

GERMANY--1.1%
Federal Republic of Germany 144A 3.25%,
4/17/09(b) .......................................       138(i)       179,634

INDONESIA--0.2%
Republic of Indonesia 144A 6.75%, 3/10/14(b) .....        30           31,463

MEXICO--1.7%
United Mexican States 8.375%, 1/14/11 ............       100          111,250
United Mexican States 6.625%, 3/3/15 .............        85           91,247

United Mexican States Series MI10 9.50%,
12/18/14 .........................................       688(j)        71,487
                                                                 ------------
                                                                      273,984
                                                                 ------------

NEW ZEALAND--0.4%
New Zealand Government Series 708 6%, 7/15/08 ....        90(k)        62,806

NORWAY--0.5%
Norwegian Government 6.75%, 1/15/07 ..............       500(l)        80,269

PHILIPPINES--1.5%
Republic of Philippines 8.375%, 3/12/09 ..........        90           96,075
Republic of Philippines 8.375%, 2/15/11 ..........        70           77,000


26                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
PHILIPPINES--CONTINUED
Republic of Philippines 9%, 2/15/13 ..............   $    50     $     58,000
                                                                 ------------
                                                                      231,075
                                                                 ------------

RUSSIA--1.1%
Russian Federation RegS 8.25%, 3/31/10(e) .........      124          130,096
Russian Federation RegS 5%, 3/31/30(d)(e) ........        35           39,572
                                                                 ------------
                                                                      169,668
                                                                 ------------

SOUTH AFRICA--0.2%
Republic of South Africa Series R153
13%, 8/31/10 .....................................       120(m)        19,677

Republic of South Africa Series R194
10%, 2/28/08 .....................................       110(m)        15,879
                                                                 ------------
                                                                       35,556
                                                                 ------------

SWEDEN--0.2%
Swedish Government Bond Series 1043 5%,
1/28/09 ..........................................       250(o)        37,424

THAILAND--0.3%
Kingdom of Thailand Series R042 4.80%, 4/9/10 ....     1,500(n)        42,067

TURKEY--1.3%
Republic of Turkey 11.75%, 6/15/10 ...............       155          183,675
Republic of Turkey 11.50%, 1/23/12 ...............        25           30,562
                                                                 ------------
                                                                      214,237
                                                                 ------------

VENEZUELA--2.1%
Republic of Venezuela RegS 5.375%, 8/7/10(e) .....       343          337,855
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,650,600)                                        2,720,806
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c) --8.5%

AUSTRALIA--0.9%
Westfield Capital Corp. 144A 4.375%,
11/15/10(b) ......................................       150          144,676

BRAZIL--0.4%
Banco do Brasil Cayman 144A 8.50%, 9/20/14(b) ....        50           56,500

CANADA--0.8%
Rogers Wireless Communications, Inc.
8%, 12/15/12 .....................................       125          134,062

CHILE--0.3%
Empresa Nacional de Electricidad SA
7.75%, 7/15/08 ...................................        40           41,257

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
CHINA--0.2%
NXP BV/NXP Funding LLC 144A
8.118%, 10/15/13(b)(d) ...........................   $    35     $     35,700

GERMANY--1.4%
Deutsche Telekom International Finance BV
8%, 6/15/10 ......................................       210          227,395

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%, 11/16/10(b) ..........        50           49,921

Vedanta Resources plc 144A 6.625%,
2/22/10(b) .......................................        30           29,650
                                                                 ------------
                                                                       79,571
                                                                 ------------

MEXICO--0.6%
America Movil S.A. de C.V. 6.005%, 4/27/07(d) ....       100          100,150

POLAND--0.5%
Telekomunikacja Polska SA Finance BV 144A
7.75%, 12/10/08(b) ...............................        75           77,870

QATAR--0.1%
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
3.437%, 9/15/09(b) ...............................        17           16,661

RUSSIA--0.9%
Gazprom Gaz Capital SA 144A 6.212%,
11/22/16(b) ......................................       145          146,015

SINGAPORE--0.5%
Chartered Semiconductor Manufacturing Ltd.
5.75%, 8/3/10 ....................................        75           74,962

SOUTH KOREA--0.6%
Korea Development Bank 3.875%, 3/2/09 ............       100           97,077

UNITED STATES--0.8%
General Electric Capital Corp. 6.625%, 4/17/09 ...       100(k)        69,194
Nova Chemicals Corp. 8.502%, 11/15/13 (d) ........        49           49,245
                                                                 ------------
                                                                      118,439
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,356,275)                                        1,350,335
--------------------------------------------------------------------------------


                      See Notes to Financial Statements                       27

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
DOMESTIC CONVERTIBLE BONDS--0.1%

PHARMACEUTICALS--0.1%
Par Pharmaceutical Cos., Inc. Cv.
2.875%, 9/30/10 ..................................   $    15     $     14,006
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $12,659)                                              14,006
--------------------------------------------------------------------------------

CREDIT LINKED NOTES--0.2%

OTHER FOREIGN GOVERNMENT--0.2%
Republic of Indonesia 11.341%, 6/15/09 ...........        38           36,049
--------------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $38,000)                                              36,049
--------------------------------------------------------------------------------

DOMESTIC LOAN AGREEMENTS(d)--10.0%

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.40%, 9/5/13 ........        23           23,244

HBI Branded Apparel Ltd., Inc. Tranche
5.40%, 4/15/14 ...................................        25           25,719
                                                                 ------------
                                                                       48,963
                                                                 ------------

APPLICATION SOFTWARE--0.2%
Reynolds & Reynolds Co. (The) Tranche
7.63%, 10/24/12 ..................................        35           35,219

AUTO PARTS & EQUIPMENT--0.3%
Tenneco Automotive, Inc. Tranche B
8.13%, 12/12/10 ..................................        52           52,316

AUTOMOBILE MANUFACTURERS--0.2%
General Motors Corp Tranche B 7.745%, 11/29/13 ...        30           30,094

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating LLC Tranche
7.751%, 4/28/13 ..................................        74           74,897

DIRECTV Holdings LLC Tranche B
5.004%, 4/13/13 ..................................        33           33,165
                                                                 ------------
                                                                      108,062
                                                                 ------------

COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. Tranche 7.372%, 8/16/13 ....        10           10,062

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 6.20%, 2/11/13 .......        49           49,992

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The) Tranche
6.706%, 4/6/13 ...................................   $    71     $     71,559

DISTRIBUTORS--0.3%
Building Materials Holding Tranche B
7.876%, 11/10/13 .................................        40           40,400

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B 6.25%, 8/16/12 ..........        23           23,283

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc. Tranche
7.07%, 1/15/12 ...................................        75           75,061

Allied Waste North America, Inc. Tranche A
6.39%, 1/15/12 ...................................        33           33,227

Duratek, Inc. Tranche B 7.73%, 6/30/16 ...........         4            4,518
EnergySolutions Tranche B 5.31%, 6/7/13 ..........        10            9,972
EnviroCare Tranche C 0%, 6/30/16 .................        --(r)           475
                                                                 ------------
                                                                      123,253
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc. Co. Tranche B
7.12%, 12/1/13 ...................................        75           75,562

HEALTH CARE FACILITIES--0.9%
HCA, Inc. Tranche B 8.125%, 11/1/13 ..............        15           15,164
LifePoint Hospitals, Inc. Tranche B
5.129%, 4/15/12 ..................................       135          134,660
                                                                 ------------
                                                                      149,824
                                                                 ------------

HEALTH CARE SERVICES--0.6%
Davita, Inc. Tranche B 6.04%, 10/5/12 ............        50           50,015

Fresenius Medical Care AG & Co. Tranche B
6.325%, 3/31/13 ..................................        50           49,075
                                                                 ------------
                                                                       99,090
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.7%
Mirant North America LLC Tranche B
6.55%, 1/3/13 ....................................        25           24,859

NRG Energy, Inc. Tranche B
7.231%, 2/1/13 ...................................        93           93,213
                                                                 ------------
                                                                      118,072
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--0.8%
NTELOS, Inc. Tranche B1 7.58%, 8/24/11 ...........       123          123,584


28                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Helix Energy Solutions Group, Inc. Tranche
7.64%, 7/1/13 ....................................   $   100     $     99,374

PAPER PRODUCTS--0.3%
NewPage Corp. Tranche B 6.504%, 5/2/11 ...........        52           52,661

PHOTOGRAPHIC PRODUCTS--0.3% ......................
Eastman Kodak Co. Tranche B 7.54%, 10/18/12               42           42,482

PUBLISHING--0.2%
Idearc, Inc. Tranche B 7.376%, 11/1/14 ...........        35           35,197

RESTAURANTS--0.3%
Burger King Corp. Tranche B1 6.27%, 6/30/12 ......        50           49,787

SEMICONDUCTORS--0.5%
Advanced Micro Devices, Inc. Tranche B 7.63%, ....
12/31/13                                                  32           32,294

Freescale Semiconductor, Inc. Tranche 7.37%, .....
11/10/13                                                  40           40,200
                                                                 ------------
                                                                       72,494
                                                                 ------------

SPECIALTY CHEMICALS--0.0%
Johnson Diversey, Inc. Tranche B 7.05%,
12/16/11 .........................................         7            6,732

WIRELESS TELECOMMUNICATION SERVICES--0.5%
Cricket Communications, Inc. Tranche B 5.22%,
6/16/13 ..........................................        37           37,687

                                                       PAR
                                                      VALUE
                                                      (000)         VALUE
                                                     -------     ------------
WIRELESS TELECOMMUNICATION SERVICES--CONTINUED
MetroPCS Wireless Inc. Tranche B
7.868%, 11/3/13 ..................................   $    35     $     35,175
                                                                 ------------
                                                                       72,862
                                                                 ------------
--------------------------------------------------------------------------------
TOTAL DOMESTIC LOAN AGREEMENTS
(IDENTIFIED COST $1,585,648)                                        1,590,924
--------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--97.4%
(IDENTIFIED COST $15,496,552)                                      15,545,126
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--2.5%

COMMERCIAL PAPER--2.5%
Lockhart Funding LLC 5.31%, 1/3/07(q) ............       400          399,882
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $399,882)                                            399,882
--------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $15,896,434)                                      15,945,008(a)

Other assets and liabilities, net--0.1%                                24,351
                                                                 ------------
NET ASSETS--100.0%                                               $ 15,969,359
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $129,428 and gross depreciation of $83,386 for federal income tax purposes. At December 31, 2006, the aggregate cost of securities for federal income tax purposes was $15,898,966.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2006, these securities amounted to a value of $1,690,072 or 10.6% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United Staes, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Brazilian Real.

(h)   Par value represents Canadian Dollar.

(i)   Par value represents Euro.

(j)   Par value represents Mexican Peso.

(k)   Par value represents New Zealand Dollar.

(l)   Par value represents Norwegian Krone.

(m)   Par value represents South African Rand.

(n)   Par value represents Thailand Baht.

(o)   Par value represents Swedish Krona.

(p)   All or a portion segregated as collateral for forward currency contracts.

(q)   The rate shown is the discount rate.

(r)   Par value is less than $1,000.


                      See Notes to Financial Statements                       29

Phoenix Low-Duration Core Plus Bond Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

ASSETS
Investment securities at value
   (Identified cost $15,896,434)                                    $15,945,008
Cash                                                                     42,171
Receivables
   Interest                                                             182,144
   Investment securities sold                                            40,150
Prepaid expenses                                                          5,684
Other assets                                                              2,797
                                                                    -----------
     Total assets                                                    16,217,954
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                       81,401
   Dividend distributions                                               118,070
   Professional fee                                                      29,518
   Investment advisory fee                                                3,724
   Administration fee                                                     2,202
   Trustee deferred compensation plan                                     2,797
   Service fees                                                           1,132
   Transfer agent fee                                                       934
   Trustees' fee                                                            165
   Other accrued expenses                                                 4,492
Unrealized depreciation on forward currency contracts                     4,160
                                                                    -----------
     Total liabilities                                                  248,595
                                                                    -----------
NET ASSETS                                                          $15,969,359
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $16,092,101
Undistributed net investment income                                       8,742
Accumulated net realized loss                                          (176,867)
Net unrealized appreciation                                              45,383
                                                                    -----------
NET ASSETS                                                          $15,969,359
                                                                    ===========
CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,661,711)                   1,075,372
Net asset value and offering price per share                        $      9.91

CLASS Y
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,307,648)                      535,460
Net asset value and offering price per share                        $      9.91

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME
Interest                                                            $   860,004
Foreign taxes withheld                                                     (954)
                                                                    -----------
     Total investment income                                            859,050
                                                                    -----------
EXPENSES
Investment advisory fee                                                  69,897
Service fees, Class Y                                                    12,916
Financial agent fee                                                      17,151
Administration fee                                                        6,968
Professional                                                             35,154
Registration                                                             26,614
Transfer agent                                                           25,047
Trustees                                                                 16,626
Custodian                                                                12,454
Printing                                                                  9,811
Miscellaneous                                                             9,581
                                                                    -----------
     Total expenses                                                     242,219
Less expenses reimbursed by investment adviser                         (149,474)
Custodian fees paid indirectly                                           (1,357)
                                                                    -----------
     Net expenses                                                        91,388
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                            767,662
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                 (89,169)
Net realized gain (loss) on foreign currency transactions               (15,466)
Net change in unrealized appreciation (depreciation) on
   investments                                                          193,368
Net change in unrealized appreciation (depreciation) on
   foreign currency translations                                         (3,144)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                           85,589
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                        $   853,251
                                                                    ===========


30                       See Notes to Financial Statements

Phoenix Low-Duration Core Plus Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                    From Inception
                                                                               Year Ended        February 28, 2005 to
                                                                            December 31, 2006      December 31, 2005
                                                                            -----------------    --------------------
FROM OPERATIONS
   Net investment income (loss)                                             $         767,662    $            559,872
   Net realized gain (loss)                                                          (104,635)               (180,854)
   Net change in unrealized appreciation (depreciation)                               190,224                (144,841)
                                                                            -----------------    --------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        853,251                 234,177
                                                                            -----------------    --------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                    (482,186)               (340,144)
   Net investment income, Class Y                                                    (225,145)               (162,696)
                                                                            -----------------    --------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                         (707,331)               (502,840)
                                                                            -----------------    --------------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (0 and 1,000,000 shares, respectively)                    --              10,000,000
   Net asset value of shares issued from reinvestment of distributions
      (41,036 and 34,366 shares, respectively)                                        403,663                 339,090
                                                                            -----------------    --------------------
Total                                                                                 403,663              10,339,090
                                                                            -----------------    --------------------
CLASS Y
   Proceeds from sales of shares (0 and 500,000 shares, respectively)                      --               5,000,000
   Net asset value of shares issued from reinvestment of distributions
      (19,037 and 16,423 shares, respectively)                                        187,188                 162,161
                                                                            -----------------    --------------------
Total                                                                                 187,188               5,162,161
                                                                            -----------------    --------------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          590,851              15,501,251
                                                                            -----------------    --------------------
   NET INCREASE (DECREASE) IN NET ASSETS                                              736,771              15,232,588
NET ASSETS
   Beginning of period                                                             15,232,588                      --
                                                                            -----------------    --------------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME AND
     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME
     OF $8,742 AND $(30,730), RESPECTIVELY)                                 $      15,969,359    $         15,232,588
                                                                            =================    ====================


                        See Notes to Financial Statements                     31

Phoenix Low-Duration Core Plus Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS X
                                                ------------------------------------------
                                                                         FROM INCEPTION
                                                   YEAR ENDED          FEBRUARY 28, 2005
                                                DECEMBER 31, 2006     TO DECEMBER 31, 2005
                                                -----------------     --------------------
Net asset value, beginning of period            $            9.82     $              10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           0.49                     0.37
   Net realized and unrealized gain (loss)                   0.06                    (0.22)
                                                -----------------     --------------------
     TOTAL FROM INVESTMENT OPERATIONS                        0.55                     0.15
                                                -----------------     --------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.46)                   (0.33)
                                                -----------------     --------------------
     TOTAL DISTRIBUTIONS                                    (0.46)                   (0.33)
                                                -----------------     --------------------
Change in net asset value                                    0.09                    (0.18)
                                                -----------------     --------------------
NET ASSET VALUE, END OF PERIOD                  $            9.91     $               9.82
                                                =================     ====================
Total return                                                 5.77%                    1.57%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $          10,662     $             10,162
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                    0.51%                    0.50%(2)
   Gross operating expenses                                  1.47%                    1.96%(2)
   Net investment income                                     5.03%                    4.54%(2)
Portfolio turnover                                             81%                      77%(3)

                                                                CLASS Y
                                                ------------------------------------------
                                                                         FROM INCEPTION
                                                    YEAR ENDED          FEBRUARY 28, 2005
                                                DECEMBER 31, 2006     TO DECEMBER 31, 2005
                                                -----------------     --------------------
Net asset value, beginning of period            $            9.82     $              10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                           0.47                     0.35
   Net realized and unrealized gain (loss)                   0.05                    (0.21)
                                                -----------------     --------------------
     TOTAL FROM INVESTMENT OPERATIONS                        0.52                     0.14
                                                -----------------     --------------------
LESS DISTRIBUTIONS
   Dividends from net investment income                     (0.43)                   (0.32)
                                                -----------------     --------------------
     TOTAL DISTRIBUTIONS                                    (0.43)                   (0.32)
                                                -----------------     --------------------
Change in net asset value                                    0.09                    (0.18)
                                                -----------------     --------------------
NET ASSET VALUE, END OF PERIOD                  $            9.91     $               9.82
                                                =================     ====================
Total return                                                 5.36%                    1.43%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $           5,308     $              5,071
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                                    0.76%                    0.75%(2)
   Gross operating expenses                                  1.72%                    2.21%(2)
   Net investment income                                     4.78%                    4.29%(2)
Portfolio turnover                                             81%                      77%(3)

(1)   Computed using average shares outstanding.

(2)   Annualized.

(3)   Not annualized.


32                      See Notes to Financial Statements

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

1. ORGANIZATION

      Phoenix Institutional Mutual Funds (the "Trust") is organized as a Delaware business trust, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      Currently two Funds are offered for sale (each a "Fund"). The Phoenix Institutional Bond Fund ("Institutional Bond Fund") is diversified and has an investment objective to generate a high level of current income and appreciation of capital consistent with prudent investment risk. The Phoenix Low-Duration Core Plus Bond Fund ("Low-Duration Core Plus Bond Fund") is diversified and has a primary objective to provide high current income while attempting to limit changes in the fund's net asset value per share caused by interest rate changes.

      The Funds offer the following classes of shares for sale:

                                                               Class X   Class Y
                                                               -------   -------
Institutional Bond Fund ....................................      X         X
Low-Duration Core Plus Bond Fund ...........................      X         X

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Trust were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the values that would be realized if the securities were sold. At December 31, 2006, the total value of these securities represented approximately 3.7% of the net assets of the Institutional Bond Fund and represented approximately 3.1% of the net assets of the Low-Duration Core Plus Bond Fund.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006, with early application permitted if no interim financial statements have been issued. At

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. The evaluation of the impact that may result from adopting FIN 48 is in progress.

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. For the Low-Duration Core Plus Bond Fund, income distributions are recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. FORWARD CURRENCY CONTRACTS:

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

      At December 31, 2006, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:

   Contract          In                               Net Unrealized
      to          Exchange    Settlement               Appreciation
   Receive           for         Date        Value    (Depreciation)
--------------   ----------   ----------   --------   --------------
JPY  5,646,100   USD 47,802     1/12/07    $ 47,537   $         (265)
JPY 11,382,300   USD 97,451     1/24/07      95,992           (1,459)
JPY  4,392,360   USD 37,542      2/7/07      37,109             (433)
JPY  9,133,160   USD 78,464      2/7/07      77,161           (1,303)
JPY  4,055,520   USD 34,992     2/14/07      34,292             (700)
                                                      --------------
                                                      $       (4,160)
                                                      ==============

JPY Japanese Yen           USD United States Dollar

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

J. LOAN AGREEMENTS:

      Each Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

K. CREDIT LINKED NOTES:

      Each Fund may invest in credit linked notes which are usually issued by a special purpose vehicle that is selling credit protection through a credit default swap. The performance of the notes is linked to the performance of the underlying reference obligation. The special purpose vehicle invests the proceeds from the notes to cover its contingent obligation. Credit linked notes may also have risks with default by the referenced obligation, currency and/or interest rates.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                                         1st $1           $1 +
                                                        Billion          Billion
                                                        -------          -------
Institutional Bond Fund .............................    0.45%            0.40%
Low-Duration Core Plus Bond Fund ....................    0.45%            0.45%

   The Adviser has contractually agreed to limit total operating expenses of each Fund, (excluding interest, taxes, proxy fees and extraordinary expenses) through April 30, 2007, to the extent that such expenses do not exceed the following percentages of average annual net asset values:

                                                        Class X          Class Y
                                                        -------          -------
Institutional Bond Fund .............................    0.55%            0.80%
Low-Duration Core Plus Bond Fund ....................    0.50%            0.75%

      The Adviser will not seek to recapture any operating expenses reimbursed under this agreement unless authorized by the Board of Trustees of the Funds.

      Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, serves as the national distributor of each Fund's shares. Each Fund pays PEPCO a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

      Effective July 1, 2006 PEPCO serves as the Administrator to the Trust. For its services, PEPCO receives an administration fee at an annual rate of 0.09% of the first $5 billion, 0.08% on the next $10 billion, and 0.07% over $15 billion of the average net assets across all non-money market funds in the Phoenix Funds and Phoenix Edge Series Fund.

      Until June 30, 2006, PEPCO served as Financial Agent to the Trust. PEPCO received a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended December 31, 2006, the Trust incurred administration and/or financial agent fees totaling $111,915.

      PEPCO serves as the Trust's transfer agent with Boston Financial Data Services, Inc. serving as subtransfer agent. For the period ended December 31, 2006, transfer agent fees were $54,763 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                        Transfer Agent
                                                         Fee Retained
                                                        --------------
Institutional Bond Fund .............................       $4,759

      PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds held shares which aggregated the following:

                                                                      Aggregate
                                                                      Net Asset
                                                           Shares       Value
                                                         ---------   -----------

Institutional Bond Fund
   -- Class Y .......................................      614,487   $18,994,499
Low-Duration Core Plus Bond Fund
   -- Class X ........................................   1,075,372    10,661,711
   -- Class Y ........................................     535,460     5,307,648

      The Trust provides a deferred compensation plan for its trustees who are not officers of PNX. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the shares of those funds selected by the trustees. Investments in such funds are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006.

4. PURCHASES AND SALES OF SECURITIES

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended December 31, 2006, were as follows:

                                                        Purchases       Sales
                                                       -----------   -----------
Institutional Bond Fund ............................   $41,020,272   $37,324,151
Low-Duration Core Plus Bond Fund ...................     9,880,653     8,957,751

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

      Purchases and sales of long-term U.S. Government and agency securities for the period ended December 31, 2006, were as follows:

                                                        Purchases       Sales
                                                       -----------   -----------
Institutional Bond Fund ............................   $26,182,503   $29,204,588
Low-Duration Core Plus Bond Fund ...................     3,309,405     3,307,238

5. 10% SHAREHOLDERS

      At December 31, 2006, certain Funds had individual shareholder accounts and/or omnibus shareholder accounts (which are comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the fund as detailed below. The two shareholder accounts in the Low-Duration Core Plus Bond Fund are affiliated with PNX.

                                                       % of Shares    Number of
                                                       Outstanding     Accounts
                                                       -----------   -----------
Institutional Bond Fund ............................      28.8%           1
Low-Duration Core Plus Bond Fund ...................     100.0%           2

6. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

      Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

      High yield/High risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser to accurately predict risk.

7. ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At December 31, 2006, the Institutional Bond Fund held the following restricted security:

                                                         Market
                          Acquisition  Acquisition      Value at         % of
                             Date         Cost      December 31,2006  Net Assets
                          -----------  -----------  ----------------  ----------
Northampton Pulp LLC ...    12/30/99   $   184,367  $          3,128          0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

8. INDEMNIFICATIONS

      Under the Funds' organizational documents, their trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006 (CONTINUED)

SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

10. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                               Expiration Year
                  -------------------------------------------------------------------------
                      2007          2008         2011       2013       2014         Total
                  -----------   -----------   ---------   -------   ---------   -----------
Institutional
   Bond Fund      $ 2,332,875   $ 2,194,743   $ 364,396   $    --   $ 407,778   $ 5,299,792
Low-Duration
   Core Plus
   Bond Fund               --            --          --    86,236      88,099       174,335

      The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

      Under current tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the period ended December 31, 2006, the Funds deferred and recognized post-October losses as follows:

                                           Capital     Capital     Currency
                                          Deferred   Recognized   Recognized
                                          --------   ----------   ----------

Institutional Bond Fund ...............   $ 42,426   $   68,212   $       --
Low-Duration Core Plus Bond Fund ......         --          958       32,705

      The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedules of Investments) consist of undistributed ordinary income and undistributed long-term capital gains as follows:

                                           Undistributed   Undistributed
                                              Ordinary       Long-Term
                                               Income      Capital Gains
                                           -------------   -------------
Institutional Bond Fund ................   $      10,661   $          --
Low-Duration Core Plus Bond Fund .......           7,555              --

      The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

11. RECLASSIFICATION OF CAPITAL ACCOUNTS

      For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers, and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2006, the Funds recorded reclassifications to increase (decrease) the accounts as listed below:

                             Capital Paid
                             in on Shares    Accumulated   Undistributed
                            of Beneficial   Net Realized   Net Investment
                               Interest      Gain (Loss)    Income (Loss)
                            -------------   ------------   --------------
Institutional
   Bond Fund ............   $         601   $         --   $         (601)
Low-Duration
   Core Plus
   Bond Fund ............              (1)        20,860          (20,859)

12. OTHER

      During the period ended December 31, 2005, the Institutional Bond Fund distributed securities in lieu of cash for an institutional shareholder redemption. The shareholder received a pro-rata portion of the Fund's holdings. The value of the redemption was $51,212,520 (of which $1,145,444 was a realized gain for financial reporting purposes). Institutional shares of 1,617,578 were redeemed from the Fund as part of this transaction.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS [LOGO OMITTED]

To the Board of Trustees of
Phoenix Institutional Mutual Funds and
Shareholders of
Phoenix Institutional Bond Fund and
Phoenix Low-Duration Core Plus Bond Fund

      In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Institutional Bond Fund and Phoenix Low-Duration Core Plus Bond Fund (constituting Phoenix Institutional Mutual Funds, hereafter referred to as the "Funds") at December 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
February 21, 2007

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX INSTITUTIONAL BOND FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Turning to compensation, the Board noted that a primary factor in PIC's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3, 5 and 10 year periods ended September 30, 2006 and the year-to-date period ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had outperformed its relevant market index for the 1, 3, 5 and year-to-date periods, while also ranking high among its peer group for the year-to-date, 1 and 3 year periods, and the Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the fee waiver provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were less than the average total expenses for comparable funds and that the management fee was lower than the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR PHOENIX LOW-DURATION CORE PLUS BOND FUND (THE "FUND")
DECEMBER 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory agreement. At a meeting held on November 15-16, 2006, the Board, including a majority of the independent Trustees, approved the continuation of the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund. Pursuant to the Advisory Agreement PIC provides advisory services to the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates are reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC: 1) comparing the performance of the Fund with a peer group and benchmark, 2) showing that the investment policies and restrictions for the Fund were followed, and 3) covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment. The Board also considered the experience of PIC as an investment advisor and the experience of the team of portfolio managers that manage the Fund. In this regard, the Board noted that PIC had been in the investment management business for over 70 years. Turning to compensation, the Board noted that a primary factor in PIC's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which aligned their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of PIC's compliance program. The Board also noted the extent of benefits that are provided to Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing the performance was given in a report for the Fund prepared by Lipper Financial Services ("Lipper") for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1 year and the year-to-date periods ended September 30, 2006. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had exceeded the Lipper peer group average for its investment style for the 1 year and the year-to-date periods and concluded that the Fund's performance was reasonable, particularly given the short history of the Fund.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis addressing the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates for providing administrative support for the Fund. Attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of Fund expenses. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of funds selected by Lipper as the Fund's appropriate Lipper expense peer group. The Board noted that the total expenses of the Fund were lower than the average total expenses for comparable funds and that the management fee was slightly above the median for the peer group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense peer group and concluded that such fee and expenses were reasonable.

      ECONOMIES OF SCALE. The Board noted that the Fund had only a short-term operating history and had not yet accumulated a significant level of assets under management. The Board noted that it would monitor PIC and the Fund to determine how they would achieve economies of scale as the assets grew, and whether shareholders would have an opportunity to benefit from these economies of scale.

                         RESULTS OF SHAREHOLDER MEETING
                       PHOENIX INSTITUTIONAL MUTUAL FUNDS
                                OCTOBER 31, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Institutional Mutual Funds (the "Trust") held on October 31, 2006, shareholders voted on the following proposals:

      1. To elect eleven Trustees to serve on the Board of Trustees until the next meeting of shareholders at which Trustees are elected (Proposal
            1).

      2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Trusts (Proposal 7).

NUMBER OF ELIGIBLE UNITS VOTED:

                                                            FOR         AGAINST
                                                         ----------    ---------
1.    Election of Trustees

      E. Virgil Conway ...............................   94,245,916            0
      Harry Dalzell-Payne ............................   94,245,916            0
      Daniel T. Geraci ...............................   94,245,916            0
      Francis E. Jeffries ............................   94,245,916            0
      Leroy Keith, Jr. ...............................   94,245,916            0
      Marilyn E. LaMarche ............................   94,245,916            0
      Philip R. McLoughlin ...........................   94,245,916            0
      Geraldine M. McNamara ..........................   94,245,916            0
      James M. Oates .................................   84,410,353    9,835,563
      Richard E. Segerson ............................   94,245,916            0
      Ferdinand L. J. Verdonck .......................   84,410,353    9,835,563

                                                     FOR       AGAINST   ABSTAIN
                                                  ----------   -------   -------
2.    To ratify the appointment of
      PricewaterhouseCoopers LLC as the
      independent registered public
      accounting firm .........................   94,245,916         0         0

                         RESULTS OF SHAREHOLDER MEETING
                         PHOENIX INSTITUTIONAL BOND FUND
                                NOVEMBER 21, 2006
                                   (UNAUDITED)

      At a special meeting of shareholders of Phoenix Institutional Bond Fund (the "Fund"), a series of Phoenix Institutional Mutual Funds (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

      3. To approve a proposal to reclassify the investment objective of the Investment Objective Funds from fundamental to non-fundamental (Proposal 6).

NUMBER OF ELIGIBLE UNITS VOTED:

                                         FOR        AGAINST    ABSTAIN   BROKER NON-VOTES
                                      ---------    ---------   -------   ----------------
1.    To permit PIC to hire and
      replace subadvisers or to
      modify subadvisory
      agreements without
      shareholder approval ........   3,121,781            0         0               0

2.    Amendment of fundamental
      restrictions of the
      Fund with respect to loans ..   2,154,815      966,966         0               0

3.    To reclassify the investment
      objective of the Investment
      Objective Funds from
      fundamental to
      non-fundamental .............   1,656,789    1,464,992         0               0

                         RESULTS OF SHAREHOLDER MEETING
                    PHOENIX LOW-DURATION CORE PLUS BOND FUND
                                NOVEMBER 21, 2006
                                  (UNAUDITED)

      At a special meeting of shareholders of Phoenix Low-Duration Core Plus Bond Fund (the "Fund"), a series of Phoenix Institutional Mutual Funds (the "Trust") held on November 21, 2006, shareholders voted on the following proposals:

      1. To approve a proposal to permit Phoenix Investment Counsel, Inc. ("PIC") to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval (Proposal 2).

      2. To approve the amendment of fundamental restrictions of the Fund with respect to loans (Proposal 3).

NUMBER OF ELIGIBLE UNITS VOTED:

                                         FOR         AGAINST   ABSTAIN   BROKER NON-VOTES
                                      ---------    ---------   -------   ----------------
1.    To permit PIC to hire and
      replace subadvisers or to
      modify subadvisory
      agreements without
      shareholder approval ........   1,587,419            0         0               0

2.    Amendment of fundamental
      restrictions of the Fund
      with respect to loans .......   1,587,419            0         0               0

FUND MANAGEMENT TABLES (UNAUDITED)

      Information pertaining to the Trustees and officers of the Trust as of December 31, 2006, is set forth below. The statement of additional information
(SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

      The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                           FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
   NAME, ADDRESS AND          LENGTH OF     OVERSEEN BY                             DURING PAST 5 YEARS AND
     DATE OF BIRTH           TIME SERVED      TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
E. Virgil Conway            Served since         62        Chairman, Rittenhouse Advisors, LLC (consulting firm) (2001-present).
Rittenhouse Advisors, LLC   1993.                          Trustee/Director, Phoenix Funds Complex (1983-present). Trustee/Director,
101 Park Avenue                                            Realty Foundation of New York (1972-present), Josiah Macy, Jr. Foundation
New York, NY 10178                                         (Honorary) (2004-present), Pace University (Director/Trustee Emeritus)
DOB: 8/2/29                                                (2003- present), Greater New York Councils, Boy Scouts of America
                                                           (1985-present), The Academy of Political Science (Vice Chairman)
                                                           (1985-present), Urstadt Biddle Property Corp. (1989-present), Colgate
                                                           University (Trustee Emeritus) (2004-present). Director/Trustee, The
                                                           Harlem Youth Development Foundation, (Chairman) (1998-2002), Metropolitan
                                                           Transportation Authority (Chairman) (1992-2001), Trism, Inc. (1994-2001),
                                                           Consolidated Edison Company of New York, Inc. (1970-2002), Atlantic
                                                           Mutual Insurance Company (1974-2002), Centennial Insurance Company
                                                           (1974-2002), Union Pacific Corp. (1978-2002), Accuhealth (1994-2002),
                                                           Pace University (1978-2003), New York Housing Partnership Development
                                                           Corp. (Chairman) (1981-2003), Josiah Macy, Jr. Foundation (1975-2004).
------------------------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Served since         62        Retired. Trustee/Director, Phoenix Funds Complex (1983-present).
The Flat, Elmore Court      1993.
Elmore, GL0S, GL2 3NT
U.K.
DOB: 9/8/29
------------------------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Served since         63        Director, The Empire District Electric Company (1984-2004).
8477 Bay Colony Dr. #902    1995.                          Trustee/Director, Phoenix Funds Complex (1987-present).
Naples, FL 34108
DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
Leroy Keith, Jr.            Served since         60        Partner, Stonington Partners, Inc. (private equity fund) (2001-present).
Stonington Partners, Inc.   1980.                          Director/Trustee, Evergreen Funds (88 portfolios) (1989-present).
736 Market Street,                                         Trustee, Phoenix Funds Family (1980-present). Director, Diversapak
Suite 1430                                                 (2002-present), Obaji Medical Products Company (2002-present). Director,
Chattanooga, TN 37402                                      Lincoln Educational Services (2002-2004).
DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
Geraldine M. McNamara       Served since         62        Retired. Trustee/Director, Phoenix Funds Complex (2001-present). Managing
40 East 88th Street         2001.                          Director, U.S. Trust Company of New York (private bank) (1982-2006).
New York, NY 10128
DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------

                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                           FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF     OVERSEEN BY                            DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
James M. Oates              Served since         60        Trustee/Director Phoenix Funds Family (1987-present). Managing Director,
c/o Northeast Partners      1993.                          Wydown Group (consulting firm) (1994-present). Director, Investors
150 Federal Street,                                        Financial Service Corporation (1995-present), Investors Bank & Trust
Suite 1000                                                 Corporation (1995-present), Stifel Financial (1996-present), Connecticut
Boston, MA 02110                                           River Bancorp (1998-present), Connecticut River Bank (1999-present),
DOB: 5/31/46                                               Trust Company of New Hampshire (2002-present). Chairman, Emerson
                                                           Investment Management, Inc. (2000-present). Independent Chairman, John
                                                           Hancock Trust (since 2005), Trustee, John Hancock Funds II and John
                                                           Hancock Funds III (since 2005). Trustee, John Hancock Trust (2004-2005).
                                                           Director/Trustee, Phoenix Investment Partners, Ltd. (1995-2001), 1Mind,
                                                           Inc. (formerly 1Mind.com) (2000-2002), Plymouth Rubber Co. (1995-2003).
                                                           Director and Treasurer, Endowment for Health, Inc. (2000-2004). Chairman,
                                                           Hudson Castle Group, Inc. (Formerly IBEX Capital Markets, Inc.)
                                                           (financial services) (1997-2006).
------------------------------------------------------------------------------------------------------------------------------------
Richard E. Segerson         Served since         60        Managing Director, Northway Management Company (1998-present). Trustee/
73 Briggs Way               1993.                          Director, Phoenix Funds Family (1983-present).
Chatham, MA 02633
DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
Ferdinand L. J. Verdonck    Served since         60        Director, Banco Urquijo (Chairman) (1998-present). Trustee, Phoenix Funds
Nederpolder, 7              2006.                          Family (2002-present). Director EASDAQ (Chairman) (2001-present), The JP
B-9000 Gent, Belgium                                       Morgan Fleming Continental European Investment Trust (1998-present),
DOB: 7/30/42                                               Groupe SNEF (1998-present), Santens N.V. (1999-present). Managing
                                                           Director, Almanij N.V. (1992-2003). Director, KBC Bank and Insurance
                                                           Holding Company (Euronext) (1992-2003), KBC Bank (1992-2003), KBC
                                                           Insurance (1992-2003), Kredietbank, S.A. Luxembourgeoise (1992-2003),
                                                           Investco N.V. (1992-2003), Gevaert N.V. (1992-2003), Fidea N.V.
                                                           (1992-2003), Almafin N.V. (1992-2003), Centea N.V. (1992-2003), Dutch
                                                           Chamber of Commerce for Belgium and Luxembourg (1995-2001), Phoenix
                                                           Investment Partners, Ltd. (1995-2001). Director, Degussa Antwerpen N.V.
                                                           (1998-2004).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

      Each of the individuals listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

------------------------------------------------------------------------------------------------------------------------------------
                                             NUMBER OF
                                           PORTFOLIOS IN
                                           FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS           LENGTH OF     OVERSEEN BY                            DURING PAST 5 YEARS AND
    AND DATE OF BIRTH        TIME SERVED      TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
George R. Aylward           Served since         60        Senior Vice President and Chief Operating Officer, Asset Management, The
DOB: 8/17/64(1)             November                       Phoenix Companies, Inc. (2004-present). President (since November 2006)
                            2006.                          and Chief Operating Officer (2004-present), Phoenix Investment Partners,
                                                           Ltd. President, certain funds within the Phoenix Funds Family (since
                                                           November 2006). Previously, Executive Vice President, Phoenix Investment
                                                           Partners, Ltd. (2004-November 2006). Vice President, Phoenix Life
                                                           Insurance Company (2002-2004). Vice President, The Phoenix Companies,
                                                           Inc. (2001-2004). Vice President, Finance, Phoenix Investment Partners,
                                                           Ltd. (2001-2002). Assistant Controller, Phoenix Investment Partners, Ltd.
                                                           (1996-2001). Executive Vice President, certain funds within the Phoenix
                                                           Funds Family (2004-November 2006).
------------------------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche(2)      Served since         60        Limited Managing Director, Lazard Freres & Co. LLC (1997-present).
Lazard Freres & Co. LLC     2005.                          Trustee/ Director, Phoenix Funds Family (2002-present). Director, The
30 Rockefeller Plaza,                                      Phoenix Companies, Inc. (2001-2005) and Phoenix Life Insurance Company
59th Floor                                                 (1989-2005).
New York, NY 10020
DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(3)     Served since         80        Partner, Cross Pond Partners, LLC (2006-present), Director, PXRE
200 Bridge Street           1999.                          Corporation (Reinsurance) (1985-present), World Trust Fund
Chatham, MA 02633                                          (1991-present). Director/Trustee, Phoenix Funds Complex (1989-present).
DOB: 10/23/46               Chairman                       Management Consultant (2002-2004), Chairman (1997-2002), Chief Executive
                                                           Officer (1995-2002), Director (1995- 2002), Phoenix Investment Partners,
                                                           Ltd., Director and Executive Vice President, The Phoenix Companies, Inc.
                                                           (2000-2002). Director (1994-2002) and Executive Vice President,
                                                           Investments (1987-2002), Phoenix Life Insurance Company. Director
                                                           (1983-2002) and Chairman (1995-2002), Phoenix Investment Counsel, Inc.
                                                           Director (1982-2002), Chairman (2000-2002) and President (1990-2000),
                                                           Phoenix Equity Planning Corporation. Chairman and President,
                                                           Phoenix/Zweig Advisers LLC (2001-2002). Director (2001-2002) and
                                                           President (April 2002- September 2002), Phoenix Investment Management
                                                           Company. Director and Executive Vice President, Phoenix Life and Annuity
                                                           Company (1996-2002). Executive Vice President (1994-2002) and Chief
                                                           Investment Counsel (1994-2002), PHL Variable Insurance Company. Director,
                                                           Phoenix National Trust Holding Company (2001-2002). Director (1985-2002),
                                                           Vice President (1986-2002) and Executive Vice President (April
                                                           2002-September 2002), PM Holdings, Inc. Director, WS Griffith Associates,
                                                           Inc. (1995-2002). Director, WS Griffith Securities, Inc. (1992-2002).
------------------------------------------------------------------------------------------------------------------------------------

(1) Mr. Aylward is an "interested person" as defined in the Investment Company Act of 1940, by reason of his position with Phoenix Investment Partners, Ltd. and its affiliates.

(2) Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her former position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.

(3) Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his former relationship with Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
  NAME, ADDRESS AND           TRUST AND LENGTH OF                                 PRINCIPAL OCCUPATION(S)
    DATE OF BIRTH                 TIME SERVED                                       DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Nancy G. Curtiss           Senior Vice President        Assistant Treasurer (2001-present), Vice President, Fund Accounting
DOB: 11/24/52              since 2006.                  (1994-2000), Phoenix Equity Planning Corporation. Vice President, Phoenix
                                                        Investment Partners, Ltd. (2003-present). Senior Vice President, the
                                                        Phoenix Funds Family (since 2006). Vice President, The Phoenix Edge Series
                                                        Fund (1994-present), Treasurer, The Zweig Fund Inc. and The Zweig Total
                                                        Return Fund Inc. (2003-present). Chief Financial Officer (2005-2006) and
                                                        Treasurer (1994-2006), or Assistant Treasurer (2005-2006), certain funds within the Phoenix Fund Complex.
------------------------------------------------------------------------------------------------------------------------------------
Francis G. Waltman         Senior Vice President        Senior Vice President, Asset Management Product Development, The Phoenix
DOB: 7/27/62               since 2004.                  Companies, Inc. (since 2006). Senior Vice President, Asset Management
                                                        Product Development, Phoenix Investment Partners, Ltd. (2005-present).
                                                        Senior Vice President and Chief Administrative Officer, Phoenix Investment
                                                        Partners, Ltd., (2003-2004). Senior Vice President and Chief
                                                        Administrative Officer, Phoenix Equity Planning Corporation (1999-2003).
                                                        Senior Vice President, certain funds within the Phoenix Funds Family
                                                        (2004-present).
------------------------------------------------------------------------------------------------------------------------------------
Marc Baltuch               Vice President and           Chief Compliance Officer, Zweig-DiMenna Associates LLC (1989-present).
c/o Zweig-Dimenna          Chief Compliance Officer     Vice President and Chief Compliance Officer, certain Funds within the
Associates, LLC            since 2004.                  Phoenix Fund Complex (2004-present). Vice President, The Zweig Total
900 Third Avenue                                        Return Fund, Inc. (2004-present). Vice President, The Zweig Fund, Inc.
New York, NY 10022                                      (2004-present). President and Director of Watermark Securities, Inc.
DOB: 9/23/45                                            (1991-present). Assistant Secretary of Gotham Advisors Inc.
                                                        (1990-present). Secretary, Phoenix-Zweig Trust (1989-2003). Secretary,
                                                        Phoenix-Euclid Market Neutral Fund (1999-2002).
------------------------------------------------------------------------------------------------------------------------------------
W. Patrick Bradley         Chief Financial Officer      Second Vice President, Fund Administration, Phoenix Equity Planning
DOB: 3/2/72                and                          Corporation (2004-present). Chief Financial Officer and Treasurer
                           Treasurer since 2006.        (2006-present) or Chief Financial Officer and Treasurer (2005-present), certain funds within the Phoenix Fund Family. Vice President, Chief
                                                        Financial Officer, Treasurer and Principal Accounting Officer, The Phoenix
                                                        Edge Series Fund (since 2006). Assistant Treasurer, certain funds within the Phoenix Fund Complex (2004-2006). Senior Manager (2002-2004), Manager
                                                        (2000-2002), Audit, Deloitte & Touche, LLP.
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. Carr              Vice President,              Vice President and Counsel, Phoenix Life Insurance Company (2005-present).
One American Row           Chief Legal Officer,         Vice President, Counsel, Chief Legal Officer and Secretary of certain
Hartford, CT 06102         Counsel and                  funds within the Phoenix Fund Family (2005-present). Compliance Officer of
DOB: 8/30/54               Secretary since 2005.        Investments and Counsel, Travelers Life & Annuity Company (January 2005-
                                                        May 2005). Assistant General Counsel, The Hartford Financial Services
                                                        Group (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX INSTITUTIONAL MUTUAL FUNDS

101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES
George R. Aylward
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
James M. Oates
Richard E. Segerson
Ferdinand L.J. Verdonck

OFFICERS
George R. Aylward, President
Nancy G. Curtiss, Senior Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Counsel,
   Secretary and Chief Legal Officer



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services                   1-800-814-1897 (option 3)
Website                                PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                              ---------------
                                                                 PRESORTED
                                                                  STANDARD
                                                                U.S. POSTAGE
                                                                    PAID
                                                               Louisville, KY
                                                              Permit No. 1051
                                                              ---------------
[LOGO OMITTED]
PHOENIX

Phoenix Equity Planning Corporation
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP092                                                                   2-07
BPD25418



ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

     (d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
         (b) of the instructions for completion of this Item.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


  (a)(1) The Registrant's Board of Trustees has determined that the Registrant has an "audit committee financial expert" serving on its Audit Committee.

  (a)(2) E. Virgil Conway has been determined by the Registrant to possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert." Mr. Conway is an "independent" trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


  (a)(3) Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $53,000 for 2006 and $39,750 for 2005.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 for 2006 and $2,000 for 2005. This represents the review of the semi-annual financial statements.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $9,250 for 2006 and $11,150 for 2005.

         "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund's federal income and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2005.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Phoenix Institutional Mutual Funds (the "Fund") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval").

         The Audit Committee has determined that Mr. E. Virgil Conway, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Conway determines that the full board should review the request, he has the opportunity to convene a meeting of the Funds Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) 100% for 2006; 100% for 2005

                  (c) 100% for 2006; 100% for 2005

                  (d) Not applicable for 2006; Not applicable for 2005

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $961,830 for 2006 and $892,561 for 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

  (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

  (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

  (a)(3) Not applicable.

  (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Institutional Mutual Funds
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date              3/9/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,  Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date              3/9/07
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.